COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Automobiles* – 2.5%
6,705	Tesla, Inc.	$ 5,320,619

Beverages – 2.0%
17,825	PepsiCo., Inc.	2,434,360
2,105	The Boston Beer Co., Inc.*	1,930,054

		4,364,414

Biotechnology – 1.3%
11,545	Amgen, Inc.	2,787,309

Capital Markets – 2.4%
22,945	Intercontinental Exchange, Inc.	2,531,981
17,410	T. Rowe Price Group, Inc.	2,724,317

		5,256,298

Chemicals – 2.1%
24,960	RPM International, Inc.	2,058,451
3,550	The Sherwin-Williams Co.	2,455,890

		4,514,341

Commercial Services & Supplies – 2.9%
17,305	Copart, Inc.*	1,899,224
54,120	Rollins, Inc.	1,949,402
22,140	Waste Management, Inc.	2,464,625

		6,313,251

Electrical Equipment – 2.2%
9,180	Generac Holdings, Inc.*	2,262,135
10,375	Rockwell Automation, Inc.	2,578,499

		4,840,634

Electronic Equipment & Instruments – 2.1%
19,990	Amphenol Corp. Class A	2,496,351
26,320	Cognex Corp.	2,161,662

		4,658,013

Entertainment* – 2.2%
5,000	Netflix, Inc.	2,661,950
217,135	Zynga, Inc. Class A	2,151,808

		4,813,758

Equity Real Estate Investment Trusts (REITs) – 1.2%
11,340	Public Storage	2,581,211

Health Care Equipment & Supplies – 2.5%
23,955	Abbott Laboratories	2,960,598
10,890	Stryker Corp.	2,406,799

		5,367,397

Health Care Providers & Services – 2.3%
7,320	Amedisys, Inc.*	2,103,109
8,340	UnitedHealth Group, Inc.	2,782,057

		4,885,166

Hotels, Restaurants & Leisure – 2.3%
12,140	McDonald’s Corp.	2,523,178
25,220	Starbucks Corp.	2,441,548

		4,964,726

Industrial Conglomerates – 1.1%
6,135	Roper Technologies, Inc.	2,410,503

Interactive Media & Services* – 7.3%
5,065	Alphabet, Inc. Class A	9,255,578

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – (continued)
25,600	Facebook, Inc. Class A	$ 6,613,248

		15,868,826

Internet & Catalog Retail – 8.4%
4,835	Amazon.com, Inc.*	15,501,977
50,345	eBay, Inc.	2,844,996

		18,346,973

IT Services – 8.0%
14,625	Broadridge Financial Solutions, Inc.	2,066,659
23,265	Fiserv, Inc.*	2,389,083
13,825	Jack Henry & Associates, Inc.	2,001,722
9,355	Mastercard, Inc. Class A	2,958,893
10,750	PayPal Holdings, Inc.*	2,518,833
10,075	VeriSign, Inc.*	1,955,255
17,790	Visa, Inc. Class A	3,437,917

		17,328,362

Life Sciences Tools & Services – 3.6%
21,945	Agilent Technologies, Inc.	2,637,131
1,910	Mettler-Toledo International, Inc.*	2,231,071
5,615	Thermo Fisher Scientific, Inc.	2,861,965

		7,730,167

Machinery – 1.1%
12,740	Illinois Tool Works, Inc.	2,474,235

Multiline Retail – 1.1%
12,190	Dollar General Corp.	2,372,296

Personal Products – 1.1%
9,910	The Estee Lauder Cos., Inc. Class A	2,345,202

Pharmaceuticals – 2.4%
16,940	Johnson & Johnson	2,763,422
16,375	Zoetis, Inc.	2,525,844

		5,289,266

Road & Rail – 1.2%
12,795	Union Pacific Corp.	2,526,629

Semiconductors & Semiconductor Equipment – 6.1%
22,510	Entegris, Inc.	2,214,759
10,180	KLA Corp.	2,851,113
6,090	Monolithic Power Systems, Inc.	2,163,716
6,465	NVIDIA Corp.	3,359,149
15,990	Texas Instruments, Inc.	2,649,383

		13,238,120

Software – 15.8%
7,105	ANSYS, Inc.*	2,517,799
19,345	Cadence Design Systems, Inc.*	2,522,394
16,360	Citrix Systems, Inc.	2,180,952
48,920	Duck Creek Technologies, Inc.*	2,364,793
87,200	Microsoft Corp.	20,226,912
7,055	Palo Alto Networks, Inc.*	2,474,541
15,795	Proofpoint, Inc.*	2,038,819

		34,326,210

Specialty Retail – 2.2%
20,880	Best Buy Co., Inc.	2,272,161
9,540	The Home Depot, Inc.	2,583,623

		4,855,784

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 11.2%
185,140	Apple, Inc.	$ 24,431,074

Textiles, Apparel & Luxury Goods – 1.1%
18,155	Nike, Inc. Class B	2,425,326

TOTAL COMMON STOCKS (Cost $128,360,293)		$216,636,110

Exchange Traded Fund – 0.2%
2,275	iShares Russell 1000 Growth ETF	$ 544,271
(Cost $547,577)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund - Premier Class
215,653	0.030%	$ 215,653
(Cost $215,653)

TOTAL INVESTMENTS – 100.0% (Cost $129,123,523)		$217,396,034

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(21,425)

NET ASSETS – 100.0%		$217,374,609

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Aerospace & Defense – 3.6%
35,000	General Dynamics Corp.	$ 5,133,800
15,000	Lockheed Martin Corp.	4,827,300

		9,961,100

Air Freight & Logistics – 1.8%
32,000	United Parcel Service, Inc. Class B	4,960,000

Beverages – 3.1%
37,000	PepsiCo., Inc.	5,053,090
76,000	The Coca-Cola Co.	3,659,400

		8,712,490

Biotechnology – 2.6%
29,500	Amgen, Inc.	7,122,185

Capital Markets – 7.3%
22,000	CME Group, Inc.	3,998,280
84,000	Morgan Stanley	5,632,200
58,000	Northern Trust Corp.	5,173,020
35,500	T. Rowe Price Group, Inc.	5,555,040

		20,358,540

Chemicals – 1.8%
52,000	Eastman Chemical Co.	5,114,200

Commercial Banks – 6.8%
67,000	JPMorgan Chase & Co.	8,620,890
112,500	Truist Financial Corp.	5,397,750
117,500	U.S. Bancorp.	5,034,875

		19,053,515

Communications Equipment – 1.9%
120,500	Cisco Systems, Inc.	5,371,890

Containers & Packaging – 3.8%
109,000	International Paper Co.	5,483,790
87,500	Sonoco Products Co.	5,067,125

		10,550,915

Distributors – 1.9%
55,000	Genuine Parts Co.	5,163,400

Diversified Telecommunication Services – 4.3%
171,500	AT&T, Inc.	4,910,045
131,500	Verizon Communications, Inc.	7,199,625

		12,109,670

Electric Utilities – 3.0%
88,500	Duke Energy Corp.	8,319,000

Electrical Equipment – 3.8%
45,750	Eaton Corp. PLC	5,384,775
66,000	Emerson Electric Co.	5,237,100

		10,621,875

Equity Real Estate Investment Trusts (REITs) – 2.9%
18,500	Public Storage	4,210,970
58,000	WP Carey, Inc.	3,851,200

		8,062,170

Food Products – 3.4%
108,000	Archer-Daniels-Midland Co.	5,401,080
68,000	General Mills, Inc.	3,950,800

		9,351,880

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.7%
96,000	Cardinal Health, Inc.	$ 5,158,080
73,500	CVS Health Corp.	5,266,275

		10,424,355

Hotels, Restaurants & Leisure – 1.9%
26,000	McDonald’s Corp.	5,403,840

Household Products – 1.8%
39,500	The Procter & Gamble Co.	5,064,295

Industrial Conglomerates – 2.0%
31,000	3M Co.	5,445,460

Insurance – 3.9%
113,000	MetLife, Inc.	5,440,950
108,000	Principal Financial Group, Inc.	5,321,160

		10,762,110

IT Services – 3.6%
42,500	International Business Machines Corp.	5,062,175
58,000	Paychex, Inc.	5,064,560

		10,126,735

Machinery – 3.8%
30,000	Caterpillar, Inc.	5,485,200
26,000	Illinois Tool Works, Inc.	5,049,460

		10,534,660

Media – 2.0%
228,000	The Interpublic Group of Cos., Inc.	5,487,960

Multi-Utilities – 2.9%
109,000	Dominion Energy, Inc.	7,945,010

Oil, Gas & Consumable Fuels – 3.6%
119,000	Chevron Corp.	10,138,800

Pharmaceuticals – 7.4%
53,000	Johnson & Johnson	8,645,890
64,500	Merck & Co., Inc.	4,971,015
193,000	Pfizer, Inc.	6,928,700

		20,545,605

Semiconductors & Semiconductor Equipment – 2.0%
33,000	Texas Instruments, Inc.	5,467,770

Specialty Retail – 2.0%
20,500	The Home Depot, Inc.	5,551,810

Textiles, Apparel & Luxury Goods – 2.1%
380,000	Hanesbrands, Inc.	5,810,200

TOTAL COMMON STOCKS (Cost $228,965,286)		$263,541,440

Exchange Traded Fund – 3.7%
75,000	iShares Russell 1000 Value Index Fund	$ 10,158,000
(Cost $9,191,883)

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.4%
State Street Institutional US Government Money Market Fund - Premier Class
3,807,084	0.030%	$ 3,807,084
(Cost $3,807,084)

TOTAL INVESTMENTS – 99.8% (Cost $241,964,253)		$277,506,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		666,279

NET ASSETS – 100.0%		$278,172,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Air Freight & Logistics – 1.1%
41,670	CH Robinson Worldwide, Inc.	$ 3,565,285

Biotechnology* – 2.5%
29,460	Alnylam Pharmaceuticals, Inc.	4,433,141
21,545	Seagen, Inc.	3,539,197

		7,972,338

Capital Markets – 4.8%
11,345	FactSet Research Systems, Inc.	3,430,047
18,880	Morningstar, Inc.	4,340,323
9,165	MSCI, Inc.	3,622,925
26,035	T. Rowe Price Group, Inc.	4,073,957

		15,467,252

Chemicals – 3.7%
32,280	FMC Corp.	3,495,601
43,785	RPM International, Inc.	3,610,949
22,535	The Scotts Miracle-Gro Co.	4,989,475

		12,096,025

Commercial Services & Supplies – 1.2%
104,590	Rollins, Inc.	3,767,332

Communications Equipment – 2.4%
44,135	Lumentum Holdings, Inc.*	4,139,863
22,485	Motorola Solutions, Inc.	3,767,362

		7,907,225

Distributors – 1.2%
11,245	Pool Corp.	3,982,754

Electrical Equipment – 1.2%
15,460	Rockwell Automation, Inc.	3,842,274

Electronic Equipment & Instruments – 6.1%
29,340	Amphenol Corp. Class A	3,663,979
29,070	CDW Corp.	3,827,356
50,595	Cognex Corp.	4,155,367
18,515	IPG Photonics Corp.*	4,136,807
10,470	Zebra Technologies Corp. Class A*	4,060,580

		19,844,089

Entertainment* – 2.5%
21,035	Take-Two Interactive Software, Inc.	4,216,466
397,710	Zynga, Inc. Class A	3,941,306

		8,157,772

Equity Real Estate Investment Trusts (REITs) – 2.5%
31,595	CoreSite Realty Corp.	4,247,632
34,235	Extra Space Storage, Inc.	3,895,600

		8,143,232

Food Products – 2.2%
37,270	McCormick & Co., Inc.	3,337,156
25,555	The Hershey Co.	3,716,719

		7,053,875

Health Care Equipment & Supplies – 4.1%
18,585	Penumbra, Inc.*	4,852,358
11,395	The Cooper Cos., Inc.	4,148,236
13,850	West Pharmaceutical Services, Inc.	4,147,936

		13,148,530

Health Care Providers & Services – 5.3%
68,545	Cardinal Health, Inc.	3,682,923

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
8,000	Chemed Corp.	$ 4,143,200
31,880	Guardant Health, Inc.*	4,957,340
19,180	Laboratory Corp. of America Holdings*	4,390,494

		17,173,957

Health Care Technology – 1.2%
50,540	Cerner Corp.	4,048,759

Hotels, Restaurants & Leisure – 2.3%
2,860	Chipotle Mexican Grill, Inc.*	4,232,800
8,440	Domino’s Pizza, Inc.	3,129,214

		7,362,014

Household Products – 3.6%
44,220	Church & Dwight Co., Inc.	3,733,495
126,855	Reynolds Consumer Products, Inc.	3,805,650
18,910	The Clorox Co.	3,960,888

		11,500,033

Interactive Media & Services* – 1.2%
27,455	Match Group, Inc.	3,839,856

IT Services – 13.9%
36,865	Akamai Technologies, Inc.*	4,093,121
42,635	Black Knight, Inc.*	3,482,853
43,080	Booz Allen Hamilton Holding Corp.	3,669,124
25,905	Broadridge Financial Solutions, Inc.	3,660,635
11,785	EPAM Systems, Inc.*	4,059,107
14,455	FleetCor Technologies, Inc.*	3,508,951
93,170	Genpact Ltd.	3,566,548
23,840	Jack Henry & Associates, Inc.	3,451,794
36,995	Leidos Holdings, Inc.	3,923,690
16,565	Okta, Inc.*	4,290,501
41,095	Paychex, Inc.	3,588,415
19,045	VeriSign, Inc.*	3,696,063

		44,990,802

Life Sciences Tools & Services – 6.2%
33,290	Agilent Technologies, Inc.	4,000,459
12,785	Bio-Techne Corp.	4,153,974
22,430	IQVIA Holdings, Inc.*	3,988,054
3,345	Mettler-Toledo International, Inc.*	3,907,295
20,395	Repligen Corp.*	4,079,000

		20,128,782

Machinery – 4.9%
71,780	Donaldson Co., Inc.	4,266,603
57,230	Graco, Inc.	3,945,436
19,310	Nordson Corp.	3,456,297
42,865	The Toro Co.	4,040,027

		15,708,363

Professional Services* – 1.2%
4,390	CoStar Group, Inc.	3,949,727

Road & Rail – 2.5%
28,485	JB Hunt Transport Services, Inc.	3,835,790
29,460	Landstar System, Inc.	4,106,724

		7,942,514

Semiconductors & Semiconductor Equipment – 5.1%
41,270	Entegris, Inc.	4,060,555
15,005	KLA Corp.	4,202,450
11,985	Monolithic Power Systems, Inc.	4,258,151

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
33,750	Teradyne, Inc.	$ 3,829,950

		16,351,106

Software – 13.5%
11,385	ANSYS, Inc.*	4,034,502
32,760	Cadence Design Systems, Inc.*	4,271,576
29,960	Citrix Systems, Inc.	3,993,968
189,680	Dropbox, Inc. Class A*	4,292,458
13,115	Palo Alto Networks, Inc.*	4,600,086
35,710	Proofpoint, Inc.*	4,609,447
35,560	PTC, Inc.*	4,726,280
16,970	Synopsys, Inc.*	4,334,987
179,230	Teradata Corp.*	4,821,287
9,120	Tyler Technologies, Inc.*	3,855,845

		43,540,436

Specialty Retail – 2.4%
35,785	Best Buy Co., Inc.	3,894,124
28,120	Tractor Supply Co.	3,985,729

		7,879,853

TOTAL COMMON STOCKS (Cost $227,629,948)		$319,364,185

Exchange Traded Fund – 0.9%
28,585	iShares Russell Midcap Growth Index Fund	$ 2,923,102
(Cost $2,405,953)

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund - Premier Class
906,302	0.030%	$ 906,302
(Cost $906,302)

TOTAL INVESTMENTS – 100.0% (Cost $230,942,203)		$323,193,589

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		29,227

NET ASSETS – 100.0%		$323,222,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 48.6%
Advertising(a) – 0.3%
WPP Finance 2010
$ 4,149,000	3.625%		09/07/22	$ 4,349,734

Aerospace/Defense – 0.7%
Boeing Co.(b)
5,000,000	5.805		05/01/50	6,574,137
United Technologies Corp.
2,000,000	5.700		04/15/40	2,826,888

				9,401,025

Auto Manufacturers – 2.3%
BMW Finance NV(b)(c)
4,000,000	2.400		08/14/24	4,236,309
BorgWarner, Inc.(b)
1,000,000	3.375		03/15/25	1,099,236
Ford Motor Co.(b)
2,000,000	4.346		12/08/26	2,138,380
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,625,288
General Motors Co.(b)
3,450,000	6.600		04/01/36	4,752,204
General Motors Financial Co., Inc.(b)
2,000,000	3.950		04/13/24	2,177,060
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,291,650
Toyota Motor Credit Corp.
1,800,000	0.350		10/14/22	1,801,607
Volkswagen Group of America Finance LLC(c)
4,000,000	4.750		11/13/28	4,811,260

				28,932,994

Banks – 7.7%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,342,700
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(b)(d)	12/20/28	7,559,198
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,566,938
3,500,000	4.450		09/29/27	4,077,036
Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,247,121
Credit Suisse AG
3,000,000	3.000		10/29/21	3,058,407
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,568,324
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,082,089
Huntington Bancshares, Inc.(b)
5,000,000	2.550		02/04/30	5,330,812
JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,626,129
(3M USD LIBOR + 1.000%),
150,000	1.215	(d)	04/26/23	150,966
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(b)(d)	05/06/30	1,883,628

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. (continued)
(3M USD LIBOR + 1.330%),
$ 2,000,000	4.452	%(b)(d)	12/05/29	$ 2,397,305
(3M USD LIBOR + 3.470%),
2,222,000	3.682	(b)(d)	04/30/49	2,209,657
KeyBank NA
5,700,000	3.400		05/20/26	6,349,956
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,345,702
Northern Trust Corp.(b)
5,438,000	3.150		05/03/29	6,126,384
PNC Bank NA
2,500,000	2.950	(b)	01/30/23	2,619,423
3,830,000	4.050		07/26/28	4,502,638
The PNC Financial Services Group, Inc.(b)(d) (3M USD LIBOR + 3.678%)
2,500,000	6.750		08/01/49	2,540,625
Truist Financial Corp.(b)
5,455,000	2.500		08/01/24	5,811,713
2,265,000	1.125		08/03/27	2,266,467
U.S. Bancorp(b)
2,050,000	3.600		09/11/24	2,263,827
UBS Group AG(b)(c)(d) (3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,849,974
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,855,500
1,500,000	4.650		11/04/44	1,829,811
5,000,000	4.750		12/07/46	6,321,488
Wells Fargo Bank NA(e)
2,000,000	6.180		02/15/36	2,716,523

				98,500,341

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.(b)
6,000,000	4.439		10/06/48	7,174,152
PepsiCo, Inc.(b)
2,190,000	4.450		04/14/46	2,892,806
The Coca Cola Co.
2,325,000	1.450		06/01/27	2,378,627

				12,445,585

Biotechnology(b)(c) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	3,043,989

Chemicals(b) – 0.5%
Air Products and Chemicals, Inc.
2,000,000	1.850		05/15/27	2,098,871
Linde, Inc.
2,000,000	3.200		01/30/26	2,221,767
PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,486,087

				6,806,725

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.1%
Emory University(b)
$ 2,000,000	1.566%	09/01/25	$ 2,068,761
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,557,503
Northwestern University
1,000,000	4.643	12/01/44	1,330,192
The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,812,120

			13,768,576

Distribution/Wholesale(b) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	4,242,763

Diversified Financial Services – 3.7%
Air Lease Corp.(b)
2,500,000	3.000	09/15/23	2,628,698
Aircastle Ltd.(b)
1,000,000	4.250	06/15/26	1,072,338
American Express Co.(b)
3,115,000	3.125	05/20/26	3,458,128
Blackstone Secured Lending Fund(b)(c)
4,200,000	3.625	01/15/26	4,320,298
Brookfield Finance, Inc.(b)
2,100,000	4.700	09/20/47	2,596,745
Capital One Bank USA NA(b)(d) (SOFR + 0.911%)
4,000,000	2.280	01/28/26	4,178,450
CDP Financial, Inc.(c)
1,000,000	3.150	07/24/24	1,092,187
CME Group, Inc.
1,685,000	3.000	09/15/22	1,757,904
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,428,720
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,832,073
Janus Capital Group, Inc.(b)
3,000,000	4.875	08/01/25	3,441,657
Legg Mason, Inc.
3,895,000	5.625	01/15/44	5,453,808
Owl Rock Capital Corp.(b)
2,000,000	3.400	07/15/26	2,049,074
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,614,230

			46,924,310

Electrical Equipment – 4.0%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,250,313
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	4,059,653
Duke Energy Progress LLC(b)
2,000,000	2.800	05/15/22	2,051,748

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Emerson Electric Co.
$ 2,545,000	0.875	%(b)	10/15/26	$ 2,537,192
2,000,000	1.800	(b)	10/15/27	2,089,372
1,000,000	6.125		04/15/39	1,394,795
Entergy Louisiana LLC(b)
3,000,000	3.780		04/01/25	3,309,458
Gulf Power Co.(b)
1,250,000	4.550		10/01/44	1,470,449
Louisville Gas & Electric Co.(b)
1,850,000	4.650		11/15/43	2,329,999
National Grid USA
3,375,000	8.000		11/15/30	4,847,406
Ohio Power Co.
2,870,000	5.850		10/01/35	4,060,327
Pacific Gas and Electric Co.(b)
1,000,000	4.550		07/01/30	1,140,043
1,000,000	4.950		07/01/50	1,132,732
PacifiCorp
1,900,000	6.100		08/01/36	2,720,451
PPL Electric Utilities Corp.(b)
1,025,000	4.750		07/15/43	1,336,614
Public Service Enterprise Group, Inc.(b)(c)
5,500,000	8.625		04/15/31	8,421,516
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,264,907
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	3,346,373

				50,763,348

Electronics(b) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,683,738

Food(b)(c) – 0.3%
Nestle Holdings, Inc.
3,870,000	0.625		01/15/26	3,849,017

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,767,640
Boston Gas Co.(c)
1,000,000	3.001		08/01/29	1,091,528
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,362,889

				8,222,057

Healthcare-Services – 2.5%
Adventist Health System(b)
7,000,000	2.952		03/01/29	7,604,133
Ascension Health
3,000,000	2.532	(b)	11/15/29	3,217,365
1,500,000	3.945		11/15/46	1,884,730
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,370,973

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Community Health Network, Inc.
$ 2,225,000	4.237%		05/01/25	$ 2,538,042
Mayo Clinic
2,600,000	3.774		11/15/43	3,094,376
SSM Health Care Corp.(b)
3,000,000	3.688		06/01/23	3,206,217
4,990,000	3.823		06/01/27	5,819,342

				31,735,178

Insurance – 4.8%
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,246,085
AXIS Specialty Finance LLC(b)
3,000,000	3.900		07/15/29	3,370,521
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	5,306,144
Equitable Financial Life Global Funding(c)
5,000,000	1.750		11/15/30	4,942,080
Guardian Life Global Funding(c)
2,000,000	2.000		04/26/21	2,008,475
Jackson National Life Global Funding(a)(c)
2,600,000	3.250		01/30/24	2,806,328
Loews Corp.
3,000,000	6.000		02/01/35	4,129,491
MassMutual Global Funding II(c)
6,150,000	2.950		01/11/25	6,684,483
MetLife, Inc.(b)
2,055,000	10.750		08/01/39	3,483,822
Metropolitan Life Global Funding I(c)
1,360,000	2.400		06/17/22	1,398,681
Principal Life Global Funding II(c)
1,340,000	0.500		01/08/24	1,341,010
Prudential Financial, Inc.(b)(d) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,117,076
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,131,728
2,000,000	3.950	(b)	09/15/26	2,296,572
2,500,000	3.150	(b)	06/15/30	2,710,644
Reliance Standard Life Global Funding II(c)
1,750,000	2.750		01/21/27	1,863,345
Teachers Insurance & Annuity Association of America(b)(c)
3,000,000	4.270		05/15/47	3,649,750
The Prudential Insurance Co. of America(c)
2,775,000	8.300		07/01/25	3,583,829
The Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	2,551,916
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	2,001,137

				61,623,117

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(b) – 0.3%
Booking Holdings, Inc.
$ 1,750,000	3.600%		06/01/26	$ 1,967,778
TD Ameritrade Holding Corp.
1,225,000	2.750		10/01/29	1,332,966

				3,300,744

Machinery-Diversified(b) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,455,452

Media – 0.7%
Comcast Corp.
1,250,000	6.400		05/15/38	1,881,962
1,500,000	2.450	(b)	08/15/52	1,384,192
The Walt Disney Co.
1,000,000	3.700		03/23/27	1,150,094
1,000,000	7.125		04/08/28	1,348,908
ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,915,866

				8,681,022

Metals & Mining – 0.6%
Caterpillar Financial Services Corp.
4,680,000	0.450		09/14/23	4,687,310
The Timken Co.
2,750,000	6.875		05/08/28	3,368,215

				8,055,525

Miscellaneous Manufacturing – 0.6%
General Electric Co.
1,500,000	4.500		03/11/44	1,782,730
(3M USD LIBOR + 3.330%),
3,748,000	3.554	(b)(d)	03/15/49	3,540,136
Siemens Financieringsmaatschappij NV(c)
3,000,000	2.700		03/16/22	3,078,544

				8,401,410

Oil-Field Services – 3.9%
Apache Corp.
2,835,000	5.100	(b)	09/01/40	2,870,608
1,360,000	7.375		08/15/47	1,394,000
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,419,113
4,000,000	3.543	(b)	04/06/27	4,531,521
Equinor ASA
1,795,000	6.800		01/15/28	2,347,197
Exxon Mobil Corp.(b)
3,000,000	2.726		03/01/23	3,140,341
Halliburton Co.(b)
5,000,000	5.000		11/15/45	5,745,801
HollyFrontier Corp.(b)
3,850,000	5.875		04/01/26	4,357,094
Phillips 66(b)
3,000,000	4.650		11/15/34	3,575,529
Saudi Arabian Oil Co.(c)
5,000,000	3.500		04/16/29	5,497,490

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
Schlumberger Investment SA(b)
$ 3,600,000	2.650%		06/26/30	$ 3,756,996
Tosco Corp.
2,095,000	8.125		02/15/30	3,128,461
Valero Energy Corp.(b)
6,000,000	2.850		04/15/25	6,367,520

				50,131,671

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(c)
2,225,000	0.625		05/15/24	2,230,169
5,000,000	2.100	(b)	04/30/27	5,274,381
International Paper Co.
2,925,000	8.700		06/15/38	4,858,290

				12,362,840

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.(b)
3,250,000	3.900		02/20/28	3,807,645
CVS Pass-Through Trust(c)
2,474,221	7.507		01/10/32	3,165,115
Johnson & Johnson
4,970,000	5.950		08/15/37	7,542,641
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,852,590

				19,367,991

Pipelines – 2.1%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,488,932
Energy Transfer Operating LP(b)
3,000,000	4.900		03/15/35	3,258,216
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,330,693
Magellan Midstream Partners LP(b)
2,635,000	3.950		03/01/50	2,798,534
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	882,186
1,450,000	7.625		04/01/37	1,986,491
TransCanada PipeLines Ltd.(b)
2,500,000	4.875		01/15/26	2,938,691
Transcanada Trust(b)(d) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,927,950

				26,611,693

Real Estate – 4.0%
Columbia Property Trust Operating Partnership LP(b)
2,485,000	4.150		04/01/25	2,638,606
ERP Operating LP(b)
1,505,000	2.850		11/01/26	1,641,235
Healthcare Realty Trust, Inc.(b)
1,075,000	2.050		03/15/31	1,064,235
Mid-America Apartments LP(b)
1,860,000	4.300		10/15/23	2,025,988

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Mid-America Apartments LP(b) (continued)
$ 1,700,000	3.600%		06/01/27	$ 1,923,197
National Retail Properties, Inc.(b)
1,000,000	3.900		06/15/24	1,087,949
Office Properties Income Trust(b)
4,000,000	4.250		05/15/24	4,213,476
Omega Healthcare Investors, Inc.(b)
4,500,000	4.750		01/15/28	5,112,013
Piedmont Operating Partnership LP(b)
1,290,000	3.400		06/01/23	1,345,948
2,800,000	4.450		03/15/24	3,045,619
Post Apartment Homes LP(b)
1,500,000	3.375		12/01/22	1,561,241
Realty Income Corp.(b)
2,400,000	0.750		03/15/26	2,376,303
SBA Tower Trust(c)
3,520,000	3.448		03/15/23	3,739,462
1,575,000	2.836		01/15/25	1,687,367
Scentre Group Trust 1/Scentre Group Trust 2(b)(c)
4,000,000	3.750		03/23/27	4,356,176
Simon Property Group LP(b)
2,815,000	3.750		02/01/24	3,048,947
STORE Capital Corp.(b)
2,000,000	4.500		03/15/28	2,263,356
Ventas Realty LP(b)
2,910,000	3.500		02/01/25	3,192,774
VEREIT Operating Partnership LP(b)
2,400,000	3.950		08/15/27	2,730,780
Washington Real Estate Investment Trust(b)
1,580,000	3.950		10/15/22	1,649,748
Weingarten Realty Investors(b)
1,000,000	3.850		06/01/25	1,097,843

				51,802,263

Retail(b) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750		10/01/27	1,157,470

Semiconductors(b) – 1.3%
Broadcom, Inc.
3,500,000	4.250		04/15/26	3,967,950
1,000,000	1.950	(c)	02/15/28	1,003,602
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,275,178
QUALCOMM, Inc.
2,930,000	3.250		05/20/27	3,312,272
Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,554,117

				17,113,119

Software(b) – 0.2%
Adobe, Inc.
2,000,000	2.150		02/01/27	2,132,806

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunications – 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(c)
$ 2,000,000	4.738%		03/20/25	$ 2,170,800
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,641,434

				7,812,234

Transportation – 1.2%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,628,427
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,774,368
1,310,000	2.450	(b)	05/01/50	1,274,378
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,812,297
2,500,000	6.125	(b)(f)	09/15/15	4,057,150
Kansas City Southern(b)
1,000,000	4.950		08/15/45	1,270,483
1,500,000	4.700		05/01/48	1,871,463
The Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	635,242

				15,323,808

TOTAL CORPORATE OBLIGATIONS (Cost $569,066,350)				$ 623,002,545

Asset-Backed Securities – 15.8%
Automotive(c) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
2,180,000	2.970%		03/20/24	2,273,770
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,441,575
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	11,710,602
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020		02/20/27	2,172,809
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310		08/15/27	7,005,634
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620		08/15/28	2,561,907
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	5,492,517
Hertz Vehicle Financing II LP Series 2018-1A, Class A
606,861	3.290		02/25/24	608,192
Hertz Vehicle Financing II LP Series 2019-1A, Class A
942,729	3.710		03/25/23	945,731

				37,212,737

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(d) (1M USD LIBOR + 0.780%)
$ 732,848	0.910%	01/25/35	$ 729,473
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
478,395	4.108	05/25/34	490,421
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
195,038	4.250	09/25/33	205,875
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(d) (1M USD LIBOR + 0.675%)
2,651,941	0.805	12/25/34	2,584,389
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
791,578	5.140	11/25/35	832,348
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
1,137,533	7.490	07/25/29	1,188,557

			6,031,063

Manufactured Housing – 0.0%
Green Tree Financial Corp. Series 1998-3, Class A5
154,247	6.220	03/01/30	155,985
Green Tree Financial Corp. Series 1998-3, Class A6(d)(h)
19,266	6.760	03/01/30	19,478
Mid-State Trust Series 2011, Class A1
149,941	4.864	07/15/38	160,489

			335,952

Other – 10.5%
AFN LLC Series 2019-1A, Class A1(c)
4,916,667	3.780	05/20/49	5,088,841
ARL Second LLC Series 2014-1A, Class A1(c)
952,990	2.920	06/15/44	953,852
CAL Funding IV Ltd. Series 2020-1A, Class A(c)
5,830,000	2.220	09/25/45	5,930,148
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
1,034,152	5.907	06/25/32	1,042,436
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(d) (1M USD LIBOR + 0.460%)
3,907,236	0.590	12/25/33	3,734,565
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(c)(d) (1M USD LIBOR + 0.200%)
450,150	0.330	02/25/37	427,917
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(c)
6,305,000	4.118	07/25/47	6,761,482
Global SC Finance VII S.r.l. Series 2020-2A, Class A(c)
5,157,964	2.260	11/19/40	5,242,988

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Harvest SBA Loan Trust Series 2018-1, Class A(c)(d) (1M USD LIBOR + 2.250%)
$ 2,794,358	2.380%	08/25/44	$ 2,704,670
Home Partners of America Trust Series 2019-1, Class A(c)
7,568,911	2.908	09/17/39	8,016,437
Invitation Homes Trust Series 2018-SFR2, Class A(c)(d) (1M USD LIBOR + 0.900%)
4,064,334	1.026	06/17/37	4,066,881
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(d) (1M USD LIBOR + 0.620%)
175,274	0.750	08/25/33	171,594
Longtrain Leasing III LLC Series 2015-1A, Class A1(c)
2,442,362	2.980	01/15/45	2,503,351
Longtrain Leasing III LLC Series 2015-1A, Class A2(c)
4,900,951	4.060	01/15/45	5,017,329
NP SPE II LLC Series 2016-1A, Class A1(c)
2,183,212	4.164	04/20/46	2,300,205
PEAR Series 2020-1, Class A(c)
5,000,000	3.750	12/15/32	5,003,820
Progress Residential Trust Series 2020-SFR2, Class A(c)
1,000,000	2.078	06/17/37	1,034,494
ServiceMaster Funding LLC Series 2020-1, Class A2I(c)
4,000,000	2.841	01/30/51	4,089,560
Sofi Consumer Loan Program Trust Series 2018-3, Class A2(c)
1,112,159	3.670	08/25/27	1,118,466
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
7,394,320	3.242	01/01/31	7,933,440
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(d) (1M USD LIBOR + 1.125%)
300,724	1.255	06/25/33	300,839
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(g)
159,841	5.750	06/25/35	165,510
Tif Funding II LLC Series 2020-1A, Class A(c)
2,228,125	2.090	08/20/45	2,267,729
Towd Point Mortgage Trust Series 2015-1, Class 1A2(c)(d)(h)
5,000,000	3.250	11/25/60	5,089,577
Towd Point Mortgage Trust Series 2015-4, Class A1B(c)(d)(h)
468,277	2.750	04/25/55	468,899
Towd Point Mortgage Trust Series 2016-2, Class A1(c)(d)(h)
445,844	3.000	08/25/55	452,048
Towd Point Mortgage Trust Series 2016-3, Class A1(c)(d)(h)
1,110,517	2.250	04/25/56	1,116,780
Towd Point Mortgage Trust Series 2017-3, Class A2(c)(d)(h)
1,850,000	3.000	07/25/57	1,955,067
Towd Point Mortgage Trust Series 2018-2,Class A2(c)(d)(h)
5,500,000	3.500	03/25/58	6,006,378
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(c)
4,335,000	3.730	03/15/22	4,409,048

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(c)
$10,315,000	2.560%	11/19/50	$ 10,485,789
Trinity Rail Leasing LLC Series 2019-1A, Class A(c)
4,631,184	3.820	04/17/49	4,842,604
Trinity Rail Leasing LLC Series 2019-2A, Class A2(c)
3,000,000	3.100	10/18/49	3,126,767
Triton Container Finance VIII LLC Series 2020-1A, Class A(c)
6,072,901	2.110	09/20/45	6,183,120
Vantage Data Centers LLC Series 2020-1A, Class A2(c)
8,250,000	1.645	09/15/45	8,281,037
Wendy’s Funding LLC Series 2019-1A, Class A2I(c)
2,895,000	3.783	06/15/49	3,066,413
Wendys Funding LLC Series 2018-1A, Class A2I(c)
2,910,000	3.573	03/15/48	2,992,178

			134,352,259

Student Loan – 2.0%
DRB Prime Student Loan Trust Series 2016-B, Class A2(c)
664,596	2.890	06/25/40	678,849
DRB Prime Student Loan Trust Series 2017-A, Class A2B(c)
1,655,591	2.850	05/27/42	1,675,039
Massachusetts Educational Financing Authority Series 2018-A, Class A
2,769,307	3.850	05/25/33	2,920,234
Navient Private Education Loan Trust Series 2015-AA, Class A2A(c)
2,629,597	2.650	12/15/28	2,698,353
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(c)
677,811	3.190	02/18/42	691,286
Navient Private Education Refi Loan Trust Series 2020-HA, Class A(c)
4,683,754	1.310	01/15/69	4,743,591
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(c)
825,010	2.740	10/25/32	841,453
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(c)
1,284,524	2.490	01/25/36	1,300,901
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(c)
5,759,075	3.590	01/25/48	5,996,211
South Carolina Student Loan Corp. Series 2015-A, Class A(d) (1M USD LIBOR + 1.500%)
2,034,801	1.630	01/25/36	2,054,877

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(c)(d) (1M USD LIBOR + 0.600%)
$ 1,674,316	0.749%	01/25/46	$ 1,663,190

			25,263,984

TOTAL ASSET-BACKED SECURITIES (Cost $195,725,777)			$ 203,195,995

Mortgage-Backed Obligations – 11.1%
Collateralized Mortgage Obligations – 9.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(d)(h)
$ 4,729	2.594%	04/25/35	$ 4,722
Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(c)(d)(h)
1,122,676	3.500	11/25/44	1,142,830
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(c)(d)(h)
450,645	3.500	03/25/46	458,651
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,092
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(d)(h)
1,092,421	3.041	11/25/35	900,213
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
213,140	5.750	01/25/34	219,083
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
1,395	5.500	08/25/21	1,395
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
520,944	6.750	08/25/34	566,168
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(d)(h)
99,434	2.928	12/25/35	92,805
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(d)(h)
60,283	2.897	04/25/37	57,837
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(c)(d)(h)
454,502	3.500	06/25/58	462,988
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
23,518	5.250	09/25/19	23,551
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
13,514	6.500	08/25/32	13,803
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
6,331	6.000	07/25/37	6,488
Countrywide Home Loans Trust Series 2005-27, Class 2A1
519,295	5.500	12/25/35	373,961

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-6, Class 2A1
$ 91,159	5.500%	04/25/35	$ 87,145
Countrywide Home Loans Trust Series 2005-7, Class 1A1(d) (1M USD LIBOR + 0.540%)
614,209	0.670	03/25/35	602,011
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
136,554	5.250	07/25/33	142,245
CSMC Trust Series 2013-6, Class 1A1(c)(d)(h)
7,129,664	2.500	07/25/28	7,273,146
CSMC Trust Series 2014-WIN2, Class A3(c)(d)(h)
1,005,543	3.500	10/25/44	1,023,578
CSMC Trust Series 2017-HL2, Class A1(c)(d)(h)
1,499,489	3.500	10/25/47	1,542,546
CSMC Trust Series 2017-HL2, Class A3(c)(d)(h)
319,346	3.500	10/25/47	319,258
EverBank Mortgage Loan Trust Series 2013-2, Class A(c)(d)(h)
1,305,806	3.000	06/25/43	1,342,694
FHLMC REMIC Series 1579, Class PM
23,979	6.700	09/15/23	25,387
FHLMC REMIC Series 2103, Class TE
31,814	6.000	12/15/28	36,436
FHLMC REMIC Series 2110, Class PG
164,096	6.000	01/15/29	186,061
FHLMC REMIC Series 2391, Class Z
435,815	6.000	12/15/31	499,522
FHLMC REMIC Series 2603, Class C
75,045	5.500	04/15/23	77,421
FHLMC REMIC Series 2866, Class DH
8,190	4.000	09/15/34	8,202
FHLMC REMIC Series 4088, Class EP
1,225,454	2.750	09/15/41	1,261,600
FHLMC REMIC Series 4272, Class DG
552,689	3.000	04/15/43	569,316
FHLMC REMIC Series 4370, Class PA
442,462	3.500	09/15/41	464,781
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	268,174
FHLMC REMIC Series 4710, Class WA
154,830	3.500	03/15/44	156,590
FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,396,645
FHLMC REMIC Series 4770, Class JH
626,788	4.500	10/15/45	646,520
FHLMC REMIC Series 4792, Class AC
475,876	3.500	05/15/48	498,942
FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	8,947,815
FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,483,283
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	6,163,237

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(d)(h)
$ 877,075	5.500%	05/25/35	$ 767,588
Flagstar Mortgage Trust Series 2017-2, Class A5(c)(d)(h)
34,908	3.500	10/25/47	34,872
Flagstar Mortgage Trust Series 2018-2, Class A4(c)(d)(h)
2,510,262	3.500	04/25/48	2,546,759
Flagstar Mortgage Trust Series 2019-1INV, Class A3(c)(d)(h)
2,994,707	3.500	10/25/49	3,087,548
FNMA REMIC Series 2001-45, Class WG
35,466	6.500	09/25/31	39,889
FNMA REMIC Series 2003-117, Class KB
1,921,250	6.000	12/25/33	2,265,483
FNMA REMIC Series 2003-14, Class AP
16,306	4.000	03/25/33	17,036
FNMA REMIC Series 2004-53, Class NC
113,649	5.500	07/25/24	118,557
FNMA REMIC Series 2015-2, Class PA
2,252,913	2.250	03/25/44	2,326,144
FNMA REMIC Series 2015-30, Class JA
1,699,669	2.000	05/25/45	1,755,858
FNMA REMIC Series 2016-16, Class PD
1,721,329	3.000	12/25/44	1,788,874
FNMA REMIC Series 2017-110, Class A
5,301,518	3.500	03/25/38	5,319,235
FNMA REMIC Series 2019-78, Class VD
1,643,000	3.000	01/25/40	1,693,957
FNMA Series 2003-W6, Class 3A
70,934	6.500	09/25/42	83,171
GNMA REMIC Series 2015-167, Class KM
174,190	3.000	12/20/43	184,444
GNMA REMIC Series 2015-94, Class AT
734,641	2.250	07/16/45	769,022
GNMA REMIC Series 2016-129, Class W
489,620	2.500	07/20/46	506,578
GNMA REMIC Series 2018-160, Class GE
262,605	4.500	01/20/47	266,101
GNMA REMIC Series 2018-37, Class KT
953,985	3.500	03/20/48	1,023,261
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(d) (1M USD LIBOR + 0.340%)
346,926	0.470	12/25/34	344,645
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(d)(h)
73,127	3.071	06/25/34	73,235
Impac CMB Trust Series 2003-2F, Class A(g)
161,683	5.730	01/25/33	169,623
Impac CMB Trust Series 2004-4, Class 1A1(d) (1M USD LIBOR + 0.640%)
386,971	0.770	09/25/34	374,168
Impac CMB Trust Series 2004-4, Class 2A2(g)
1,479,217	5.092	09/25/34	1,524,869
Impac Secured Assets Corp. Series 2004-2, Class A6(g)
4,029	4.507	08/25/34	4,076

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
$ 929,875	6.000%	03/25/36	$ 708,787
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(d)(h)
177,895	3.473	04/25/37	165,060
JPMorgan Mortgage Trust Series 2013-3, Class A3(c)(d)(h)
1,036,918	3.396	07/25/43	1,069,886
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(c)(d)(h)
1,170,663	3.000	06/25/29	1,200,034
JPMorgan Mortgage Trust Series 2015-6, Class A5(c)(d)(h)
418,641	3.500	10/25/45	420,390
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(c)(d)(h)
3,459,794	3.500	08/25/47	3,537,802
JPMorgan Mortgage Trust Series 2017-4, Class A3(c)(d)(h)
837,815	3.500	11/25/48	853,885
JPMorgan Mortgage Trust Series 2017-4, Class A5(c)(d)(h)
143,968	3.500	11/25/48	143,956
JPMorgan Mortgage Trust Series 2017-6, Class A3(c)(d)(h)
2,666,154	3.500	12/25/48	2,719,953
JPMorgan Mortgage Trust Series 2018-4, Class A5(c)(d)(h)
761,883	3.500	10/25/48	764,118
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(d)(h)
228,191	3.240	07/25/33	227,204
Master Alternative Loans Trust Series 2004-4, Class 1A1
76,222	5.500	05/25/34	79,030
Master Alternative Loans Trust Series 2004-4, Class 8A1
517,207	6.500	05/25/34	541,495
Master Alternative Loans Trust Series 2004-9, Class A6(g)
493	5.643	08/25/34	495
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(c)(d)(h)
958,458	3.500	03/25/48	977,681
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(d)(h)
115,470	1.694	03/25/33	117,055
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(d)(h)
554,446	5.371	11/25/35	453,542
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
641,616	6.000	08/25/37	415,461
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(c)(d)(h)
3,857,434	4.000	08/27/57	4,146,068
NRP Mortgage Trust Series 2013-1, Class A23(c)(d)(h)
479,477	3.250	07/25/43	482,084
OBX Trust Series 2019-INV2, Class A5(c)(d)(h)
575,987	4.000	05/27/49	592,446
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(d) (1M USD LIBOR + 2.250%)
75,006	2.394	05/25/38	77,028

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(d)(h)
$ 213,107	4.435%	11/25/21	$ 176,336
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(d)(h)
10,103	4.171	07/25/35	10,275
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(d) (1M USD LIBOR + 0.500%)
145,239	0.630	07/25/35	107,651
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,837	5.000	08/25/19	5,859
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
90,596	5.500	11/25/35	85,904
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
3,321,987	3.000	07/25/56	3,551,148
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,345,915
Sequoia Mortgage Trust Series 2004-10, Class A1A(d) (1M USD LIBOR + 0.620%)
253,123	0.751	11/20/34	247,717
Sequoia Mortgage Trust Series 2012-2, Class A3(d)(h)
378,061	3.500	04/25/42	384,994
Sequoia Mortgage Trust Series 2013-2, Class A1(d)(h)
1,194,667	1.874	02/25/43	1,206,478
Sequoia Mortgage Trust Series 2013-6, Class A1(d)(h)
2,436,907	2.500	05/25/43	2,497,921
Sequoia Mortgage Trust Series 2015-2, Class A10(c)(d)(h)
656,955	3.500	05/25/45	655,469
Sequoia Mortgage Trust Series 2015-3, Class A4(c)(d)(h)
97,460	3.500	07/25/45	97,454
Sequoia Mortgage Trust Series 2015-3, Class A5(c)(d)(h)
69,614	3.000	07/25/45	69,626
Sequoia Mortgage Trust Series 2015-4, Class A1(c)(d)(h)
1,163,161	3.000	11/25/30	1,193,208
Sequoia Mortgage Trust Series 2016-3, Class A1(c)(d)(h)
1,469,518	3.500	11/25/46	1,510,120
Sequoia Mortgage Trust Series 2017-1, Class A4(c)(d)(h)
1,875,166	3.500	02/25/47	1,888,129
Sequoia Mortgage Trust Series 2017-5, Class A1(c)(d)(h)
1,326,220	3.500	08/25/47	1,357,496
Sequoia Mortgage Trust Series 2017-6, Class A1(c)(d)(h)
3,402,687	3.500	09/25/47	3,482,924
Sequoia Mortgage Trust Series 2018-2, Class A1(c)(d)(h)
1,226,296	3.500	02/25/48	1,254,972
Shellpoint Co-Originator Trust Series 2017-2, Class A1(c)(d)(h)
2,736,888	3.500	10/25/47	2,790,400
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(d)(h)
395,840	2.725	10/25/34	412,531

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(d)(h)
$ 71,765	2.608%	04/25/34	$ 72,398
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(d)(h)
167,553	2.384	10/25/33	170,376
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(d)(h)
195,103	2.853	11/25/33	198,083
Structured Asset Securities Corp. Series 2003-34A, Class 6A(d)(h)
161,054	2.652	11/25/33	156,085
WinWater Mortgage Loan Trust Series 2015-5, Class A3(c)(d)(h)
3,692,193	3.500	08/20/45	3,759,650
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(c)(d)(h)
2,054,794	3.500	01/20/46	2,096,504

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $118,442,930)			$ 120,917,218

Commercial Mortgage Obligations – 0.6%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 937,761	3.147%	02/10/47	$ 944,029
GNMA REMIC Series 2013-68, Class B(d)(h)
1,040,000	2.500	08/16/43	1,077,288
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046	04/15/47	13,579
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(c)
2,653,826	2.579	03/10/49	2,712,850
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,958,552	2.739	04/15/48	2,957,821

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $7,638,220)			$ 7,705,567

Federal Agencies – 1.1%
FHLMC
$ 94,156	7.000%	05/01/26	$ 102,738
15,436	7.500	12/01/30	18,337
23,071	7.500	01/01/31	27,490
45,651	7.000	08/01/31	53,254
517,803	5.000	05/01/33	600,050
838,822	4.000	06/01/42	936,065
816,678	3.000	06/01/45	847,697
(1 Year CMT + 2.229%),
74,826	3.669 (d)	05/01/34	79,082
(12M USD LIBOR + 1.600%),
1,628,988	2.755 (d)	07/01/45	1,702,603

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FHLMC – (continued)
(12M USD LIBOR + 1.841%),
$ 75,703	2.268	%(d)	01/01/36	$ 75,973
FNMA
9,520	9.000		02/01/25	9,693
683,759	2.500		05/01/28	718,133
3,892	8.000		07/01/28	3,924
612,040	4.500		01/01/48	648,364
(12M USD LIBOR + 1.587%),
414,402	2.702	(d)	12/01/45	430,403
(12M USD LIBOR + 1.740%),
57,081	2.240	(d)	10/01/34	57,117
(12M USD LIBOR + 1.760%),
64,028	3.161	(d)	02/01/35	64,193
(6M USD LIBOR + 1.413%),
16,668	2.288	(d)	02/01/33	16,731
GNMA
8,997	8.000		02/15/22	9,092
13,423	7.500		08/20/25	14,579
56,266	7.500		07/20/26	63,043
32,046	6.500		04/15/31	35,724
75,111	6.500		05/15/31	83,731
1,926,536	2.500		06/20/31	1,986,338
239,244	5.000		02/20/49	255,704
UMBS
6,197	6.500		03/01/26	6,965
15,110	6.500		10/01/28	16,984
9,943	7.500		09/01/29	10,068
25,608	7.000		03/01/31	28,985
4,490	7.500		03/01/31	5,089
15,141	7.000		11/01/31	15,795
27,138	7.000		01/01/32	27,694
68,008	6.000		12/01/32	76,648
1,604,600	3.500		08/01/35	1,738,253
2,942,088	5.000		08/01/48	3,317,073

				14,083,612

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $139,624,827)				$142,706,397

Municipal Bond Obligations – 9.2%
Alaska(b) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%		07/01/22	$ 1,331,706

California – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(b)
4,000,000	5.685		10/01/40	5,850,760
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(i)
5,000,000	0.000		08/01/38	3,028,050

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
$ 3,130,000	2.536%	10/01/29	$ 3,262,524
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(b)
1,730,000	3.223	08/01/38	1,952,980
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(b)
3,000,000	6.507	08/01/43	4,517,790
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,947,850

			22,559,954

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	735,344

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	4,009,915

Hawaii(b) – 0.2%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,981,756

Idaho(b) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(c)
4,100,000	7.000	01/01/31	4,182,779
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,645,095

			5,827,874

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,844,820
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,227,960
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,154,770

			5,227,550

Indiana(b) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,085,520

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – 0.7%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
$ 5,000,000	2.522%	11/01/27	$ 5,320,900
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	3,072,995

			8,393,895

Michigan – 0.6%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,807,992
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,953,595
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,293,448
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(b)
1,500,000	5.875	05/01/22	1,505,730

			7,560,765

Mississippi(b) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,548,564
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	3,036,450

			4,585,014

Missouri(b) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,907,600
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,075,268

			6,982,868

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,982,275

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,279,520

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(b) – 0.6%
New York GO Build America Bonds Series 2010
$ 2,000,000	4.908%	06/01/21	$ 2,030,800
1,055,000	5.008	06/01/22	1,121,254
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,937,877
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,190,220

			8,280,151

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,967,882
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(b)
1,700,000	2.221	05/01/26	1,816,246
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(i)
2,740,000	0.000	12/01/28	2,341,357
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	3,009,120

			10,134,605

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	591,644
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,483,125

			2,074,769

Pennsylvania(b) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,672,225
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,950,550

			5,622,775

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,076,940

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,361,892

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
$ 5,000,000	2.130%	03/01/26	$ 5,326,100

			7,687,992

Washington(b) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,333,460

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $105,357,232)			$ 117,754,648

U.S. Treasury Obligations – 8.4%
United States Treasury Bonds
$ 9,000,000	2.750%	11/15/42	$ 10,729,688
10,000,000	2.500	02/15/46	11,442,578
United States Treasury Inflation Indexed Bonds
5,386,550	0.375	01/15/27	6,057,905
8,061,760	0.750	02/15/42	10,155,403
United States Treasury Notes
6,000,000	1.750	09/30/22	6,162,422
1,000,000	2.125	12/31/22	1,038,086
5,000,000	1.375	08/31/23	5,157,031
12,500,000	0.125	09/15/23	12,488,769
2,500,000	0.250	11/15/23	2,505,664
5,000,000	2.250	01/31/24	5,307,227
10,000,000	2.125	03/31/24	10,602,344
6,000,000	2.875	05/31/25	6,651,094
8,000,000	1.500	08/15/26	8,417,812
10,000,000	2.250	02/15/27	10,969,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,326,666)			$ 107,685,554

Shares	Dividend Rate		Value

Investment Company – 4.4%
State Street Institutional US Government Money Market Fund - Premier Class
56,344,227	0.030%		$ 56,344,227
(Cost $56,344,227)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 2.5%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 2,892,887
FHLMC
10,000,000	0.250	11/06/23	10,009,706
FNMA
5,550,000	1.625	10/15/24	5,823,221
6,400,000	0.420 (b)	11/18/24	6,397,798
1,500,000	0.400 (b)	11/25/24	1,500,912
5,000,000	0.750	10/08/27	4,982,422

TOTAL AGENCY DEBENTURES (Cost $31,301,790)			$ 31,606,946

TOTAL INVESTMENTS – 100.0% (Cost $1,199,746,869)			$1,282,296,312

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(257,658)

NET ASSETS – 100.0%			$1,282,038,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or portion represents a forward commitment.

(b)	Security with “Call” features with resetting interest rates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2021.

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Actual maturity date is September 15, 2115.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity.

(h)	Rate shown is that which is in effect on January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
ASA	— Allmennaksjeselskap (Norwegian Public Company)
AG	— Aktiengesellschaft (German Corporation)
FFCB	— Federal Farm Credit Bank
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
NV	— Naamloze Vennootschap (Dutch Public Company)
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
UMBS	— Uniform Mortgage Backed Securities

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 55.4%
Collateralized Mortgage Obligations – 37.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 678	2.594%	04/25/35	$ 677
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
3,177	2.809	09/20/34	3,209
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
79,455	2.613	11/25/33	77,318
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
32,985	3.342	11/25/34	32,279
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
508,998	1.724	02/25/55	516,666
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
19,943	3.063	09/25/34	19,754
Fannie Mae Grantor Trust Series 2011-T2, Class A1
599,422	2.500	08/25/51	604,869
FHLMC REMIC Series 3753, Class AS
529,106	3.500	11/15/25	556,351
FHLMC REMIC Series 3786, Class HL
187,189	3.500	03/15/38	189,599
FHLMC REMIC Series 4636, Class EA
340,665	3.000	03/15/41	344,111
FHLMC REMIC PAC Series 2022, Class PE
8,381	6.500	01/15/28	9,445
FHLMC REMIC PAC Series 2109, Class PE
20,193	6.000	12/15/28	22,993
FHLMC REMIC PAC Series 23, Class PK
25,796	6.000	11/25/23	27,247
FHLMC REMIC PAC Series 4689, Class HA
182,171	3.500	06/15/43	184,487
FHLMC REMIC PAC Series 4974, Class AD
14,612	2.000	09/25/39	14,605
FHLMC REMIC Series 2010-109, Class M
578,504	3.000	09/25/40	613,774
FHLMC REMIC Series 2012-112, Class AP
270,469	2.000	09/25/40	272,849
FHLMC REMIC Series 3816, Class HA
1,193,994	3.500	11/15/25	1,263,397
FHLMC REMIC Series 4467, Class DA
15,382	3.000	11/15/41	15,387
FHLMC REMIC Series 4640, Class LD
214,896	4.000	09/15/43	219,932
FHLMC REMIC Series 4713, Class DV
478,762	3.500	11/15/28	487,198
FHLMC REMIC Series 4776, Class C
8,203	4.500	03/15/43	8,199
FHLMC REMIC Series 4879, Class A
108,010	4.000	10/15/46	109,242
FHLMC REMIC Series 5005, Class CA
768,255	2.000	04/25/41	778,655
FNMA REMIC PAC Series 1992-129, Class L
4,700	6.000	07/25/22	4,795
FNMA REMIC PAC Series 1992-89, Class MA(d)
785	0.000	06/25/22	783
FNMA REMIC Series 1991-137, Class H
1,288	7.000	10/25/21	1,302

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT - 0.650%)
$ 1,957	0.480%	09/25/23	$ 1,955
FNMA REMIC Series 2003-117, Class KB
356,072	6.000	12/25/33	419,870
FNMA REMIC Series 2003-14, Class AP
21,924	4.000	03/25/33	22,905
FNMA REMIC Series 2011-146, Class NB
256,121	4.000	09/25/41	267,993
FNMA REMIC Series 2012-100, Class WA
450,095	1.500	09/25/27	457,688
FNMA REMIC Series 2012-110, Class CA
407,737	3.000	10/25/42	435,375
FNMA REMIC Series 2012-118, Class EB
469,295	1.500	11/25/27	478,939
FNMA REMIC Series 2013-112, Class G
374,960	2.125	07/25/40	384,318
FNMA REMIC Series 2013-135, Class GA
735,551	3.000	07/25/32	764,756
FNMA REMIC Series 2013-74, Class YA
519,896	3.000	05/25/42	532,129
FNMA REMIC Series 2015-15, Class CA
677,068	3.500	04/25/35	739,697
FNMA REMIC Series 2015-19, Class CA
433,990	3.500	01/25/43	455,479
FNMA REMIC Series 2015-2, Class PA
350,333	2.250	03/25/44	361,721
FNMA REMIC Series 2016-104, Class BA
410,661	3.000	01/25/47	442,639
FNMA REMIC Series 2016-24, Class TA
305,514	3.000	04/25/42	311,589
FNMA REMIC Series 2016-53, Class BV
665,267	3.500	11/25/27	716,027
FNMA REMIC Series 2016-96, Class A
465,292	1.750	12/25/46	474,438
FNMA REMIC Series 2017-46, Class EA
448,609	3.500	12/25/50	463,356
FNMA REMIC Series 2017-51, Class EA
222,787	3.000	11/25/42	226,330
FNMA REMIC Series 2017-7, Class JA
320,817	2.000	02/25/47	325,601
FNMA REMIC Series 2019-10, Class PT
463,108	3.500	03/25/49	502,817
FNMA REMIC Series 2019-68, Class B
618,772	3.000	11/25/49	653,408
FNMA REMIC Series 2020-35, Class MA
642,402	2.000	12/25/43	654,146
FNMA REMIC Series 2020-56, Class AH
1,375,689	2.000	05/25/45	1,405,445
GNMA REMIC Series 2009-65, Class AF
30,798	4.000	07/20/39	32,132
GNMA REMIC Series 2010-14, Class PA
12,055	3.000	02/20/40	12,441
GNMA REMIC Series 2012-13, Class EG
741,548	2.000	10/20/40	756,894
GNMA REMIC Series 2013-188, Class LE
810,456	2.500	11/16/43	850,229

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2014-131, Class DM
$ 213,596	3.000%	02/20/44	$ 222,355
GNMA REMIC Series 2015-65, Class BD
422,935	2.250	05/20/45	443,508
GNMA REMIC Series 2015-94, Class AT
328,190	2.250	07/16/45	343,549
GNMA REMIC Series 2019-21, Class MA
568,066	3.500	09/20/47	613,103
GSR Mortgage Loan Trust Series 2003-6F, Class A1
957	3.000	09/25/32	956
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD LIBOR + 0.440%)
40,977	0.570	05/25/35	38,061
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
262,738	2.987	01/25/36	265,444
Impac CMB Trust Series 2003-2F, Class A(e)
100,090	5.730	01/25/33	105,005
Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD LIBOR + 0.900%)
4,779	1.030	10/25/33	4,790
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD LIBOR + 0.740%)
43,234	0.870	11/25/34	43,857
Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD LIBOR + 0.800%)
49,381	0.930	04/25/35	47,930
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.350%)
314,410	0.480	05/25/36	313,010
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
41,855	2.972	10/25/34	41,185
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
308,850	3.500	10/25/46	314,094
JPMorgan Mortgage Trust Series 2018-4, Class A5(a)(b)(c)
37,332	3.500	10/25/48	37,442
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
91,687	0.670	12/25/35	89,455
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
47,933	2.996	04/21/34	48,425
Master Alternative Loans Trust Series 2004-9, Class A6(e)
105	5.643	08/25/34	105
MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD LIBOR + 0.640%)
316,594	0.770	02/25/35	324,254
MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD LIBOR + 0.780%)
272,317	0.910	02/25/35	278,395
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
14,187	3.240	09/25/34	14,496
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
472	6.250	12/25/23	471
Sequoia Mortgage Trust Series 10, Class 1A(a) (1M USD LIBOR + 0.800%)
18,070	0.931	10/20/27	18,168

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD LIBOR + 0.660%)
$ 34,494	0.791%		06/20/33	$ 34,098
Sequoia Mortgage Trust Series 2013-1, Class 2A1(a)(b)
637,724	1.855		02/25/43	639,532
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
57,571	3.500		02/25/47	57,969
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
152,000	2.384		10/25/33	154,561
Vendee Mortgage Trust Series 1996-2, Class 1Z
38,179	6.750		06/15/26	42,932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,191,283)				$24,066,590

Commercial Mortgage Obligations – 0.5%
GNMA REMIC Series 2010-141, Class B
$ 192,289	2.717%		02/16/44	$ 195,123
GNMA REMIC Series 2014-47, Class BC
136,457	3.574		06/16/45	137,669

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $327,724)				$ 332,792

Federal Agencies – 17.4%
FHLMC
$ 3,670	6.000%		10/01/23	$ 4,122
16,417	5.000		05/01/27	18,145
208,881	2.500		04/01/28	219,410
1,000,000	1.000		12/25/50	1,001,563
(12M USD LIBOR + 1.593%),
330,905	2.634	(a)	07/01/46	343,063
(12M USD LIBOR + 1.600%),
328,838	2.755	(a)	07/01/45	343,698
FNMA
672,302	3.500		10/01/26	708,610
372,746	3.500		12/01/27	397,628
358,254	2.500		03/01/28	376,255
729,565	2.500		05/01/28	766,227
444,173	2.500		07/01/28	462,108
388,753	3.000		09/01/28	407,706
268,712	2.500		01/01/30	278,312
299,928	3.500		10/01/32	325,119
469,130	3.000		08/01/33	488,547
(12M USD LIBOR + 1.587%),
210,891	2.702	(a)	12/01/45	219,034
(12M USD LIBOR + 1.740%),
26,616	2.240	(a)	10/01/34	26,633
GNMA,
(1 Year CMT + 1.500%)
55	3.125	(a)	11/20/24	57
138	3.125	(a)	12/20/24	139
3,022	2.875	(a)	04/20/26	3,071
1,915	2.250	(a)	08/20/26	1,937
3,550	3.000	(a)	01/20/28	3,672
UMBS
428,509	3.000		11/01/26	452,919
372,123	3.000		12/01/26	393,478
699,640	2.500		01/01/28	736,280
4,588	7.000		11/01/31	4,786
405,917	5.000		02/01/32	455,849
96,293	6.000		07/01/33	108,719
638,612	3.500		07/01/34	691,035

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS (continued)
$1,422,600	2.500%	07/01/35	$ 1,495,664
368,874	3.500	08/01/35	399,598

TOTAL FEDERAL AGENCIES
(Cost $10,909,248)			$11,133,384

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,428,255)			$35,532,766

U.S. Treasury Obligations – 28.6%
United States Treasury Bill(d)
$2,500,000	0.000%	04/22/21	$ 2,499,667
United States Treasury Inflation Indexed Notes
1,123,563	0.125	04/15/22	1,152,574
1,047,680	0.625	04/15/23	1,109,613
1,115,300	0.625	01/15/24	1,205,512
United States Treasury Notes
1,500,000	1.375	10/15/22	1,531,875
1,000,000	2.250	11/15/24	1,073,984
1,000,000	1.500	11/30/24	1,045,898
1,750,000	2.125	11/30/24	1,872,090
500,000	1.125	02/28/25	516,211
1,000,000	0.375	04/30/25	1,001,367
1,000,000	0.250	05/31/25	995,586
1,275,000	0.250	06/30/25	1,268,575
1,000,000	2.875	07/31/25	1,111,602
1,000,000	0.250	09/30/25	993,047
United States Treasury Note/Bond-When issued
1,000,000	0.125	01/15/24	998,281

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,159,765)			$18,375,882

U.S. Government Agency Obligations – 14.6%
FHLB
$ 600,000	3.000%	12/09/22	$ 632,597
1,775,000	0.500	04/14/25	1,785,872
FHLMC
1,000,000	0.250	06/08/22	1,002,480
1,000,000	0.375	07/21/25	997,582
1,000,000	0.375	09/23/25	995,657
FNMA
900,000	2.075 (f)	02/28/22	919,312
500,000	2.000	10/05/22	515,666
1,000,000	0.625	04/22/25	1,009,734
1,500,000	0.500	06/17/25	1,504,922

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,279,494)			$ 9,363,822

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.6%
Home Equity – 0.9%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
$ 301,327	1.210%	03/25/33	$ 298,073

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1M USD LIBOR + 1.400%)
$ 204,655	1.530%	07/25/34	$ 204,090
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1M USD LIBOR + 0.800%)
75,392	0.930	09/25/34	74,249

			576,412

Other — 0.7%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
170,907	1.030	11/25/34	166,941
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
277,629	2.250	04/25/56	279,195

			446,136

TOTAL ASSET-BACKED SECURITIES
(Cost $961,578)			$ 1,022,548

Agency Debenture – 1.2%
FNMA
$ 750,000	1.625%	10/15/24	$ 786,921

TOTAL AGENCY DEBENTURE
(Cost $748,717)			$ 786,921

TOTAL INVESTMENTS – 101.4%
(Cost $63,577,809)			$65,081,939

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(870,653)

NET ASSETS – 100.0%			$64,211,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2020.

(b)	Rate shown is that which is in effect on January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity.

(f)	Security with “Call” features with resetting interest rates.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
UMBS	— Uniform Mortgage-Backed Securities
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 90.7%
Alabama – 0.9%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$ 1,957,231
1,705,000	5.000		09/01/26	2,119,980

				4,077,211

Alaska – 1.1%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,236,640
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,119,030
1,000,000	5.000		10/01/25	1,192,680
1,000,000	5.000	(a)	10/01/28	1,246,980
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	525,987

				5,321,317

Arizona – 2.0%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,650,000	5.000		02/01/31	2,259,065
1,000,000	5.000		05/01/31	1,375,970
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	999,935
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,235,910
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,064,580
1,000,000	5.000		06/01/23	1,112,410
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,213,023

				9,260,893

Arkansas – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
1,095,000	4.000		11/01/34	1,298,889
1,000,000	4.000		11/01/35	1,182,870
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (NR/NR)(a)
980,000	4.000		11/01/31	1,180,390
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	386,981
650,000	2.050		09/01/24	678,236
500,000	2.280		09/01/26	529,850
250,000	2.400	(a)	09/01/27	265,410
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (NR/NR)(a)
500,000	5.000		10/01/31	642,950
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	736,113
500,000	4.000		03/01/36	559,195

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
National Park AR Community College District GO Bonds (Refunding) Series 2018 (NR/NR)(a)
$ 635,000	4.000%		03/01/32	$ 717,436

				8,178,320

California – 0.9%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	556,425
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series H (AMT) (A/A1)
2,000,000	5.000		05/01/21	2,023,200
State of California (AA-/Aa2)(a)
1,395,000	5.000		10/01/27	1,538,490
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,973

				4,354,088

Colorado – 2.1%
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	531,261
850,000	4.000		11/01/32	998,537
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,128,040
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	321,526
280,000	2.075		11/01/24	291,612
250,000	2.125		05/01/25	261,028
250,000	2.175		11/01/25	261,400
300,000	2.336		05/01/26	315,642
350,000	2.386		11/01/26	368,189
470,000	2.436		05/01/27	494,839
470,000	2.466		11/01/27	494,158
590,000	2.539		05/01/28	621,488
545,000	2.589		11/01/28	574,027
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(c)
2,460,000	0.596		02/01/23	2,454,342
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000		12/01/36	580,635

				9,696,724

Connecticut – 1.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Connecticut State University System) Series 2019 (AA/A1)(a)
1,115,000	3.125		11/01/38	1,221,538
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,288,830
1,000,000	5.000	(a)	07/01/29	1,280,140
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	790,747
1,115,000	3.750		11/15/27	1,184,409

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
$ 770,000	1.810%		05/15/24	$ 794,270
330,000	1.860		11/15/24	339,016
530,000	1.900		05/15/25	545,100
765,000	1.950		11/15/25	787,254
500,000	2.090		05/15/26	516,965

				8,748,269

Florida – 2.8%
County of Broward FL Airport System Revenue Bonds Series A (AMT) (A/A1)(a)
2,755,000	5.000		10/01/36	3,498,823
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	995,384
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	788,572
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
860,000	2.000		07/01/27	916,708
795,000	2.050		01/01/28	853,154
825,000	2.100		07/01/28	889,367
840,000	2.125	(a)	01/01/29	903,899
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
20,000	5.500		07/01/21	20,428
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	799,327
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	690,110
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,247,900
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	532,120

				13,135,792

Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
35,000	5.500		08/01/23	37,467
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,147,410

				1,184,877

Illinois – 10.9%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	766,899
Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,695,810

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
$ 1,460,000	4.000%		12/01/34	$ 1,696,870
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,315,129
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	540,715
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)(d)
400,000	5.000		02/01/21	400,000
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,634,851
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,169,650
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	568,298
550,000	3.000		01/01/25	602,520
1,140,000	5.000		01/01/26	1,385,499
525,000	5.000	(a)	01/01/28	662,356
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,321,236
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
1,000,000	4.000		11/15/33	1,107,360
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	583,920
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,899,671
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,250,562
1,000,000	5.000		02/01/25	1,160,010
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,122,470
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,850,844
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,097,690
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,340,165
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	585,966
515,000	4.000		12/15/35	607,000
535,000	4.000		12/15/36	629,010
555,000	4.000		12/15/37	650,399
580,000	4.000		12/15/38	678,478
600,000	4.000		12/15/39	700,560
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000		01/01/24	896,687
765,000	4.000		01/01/25	865,728

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
$ 845,000	4.000%	12/01/23	$ 928,089
685,000	4.000	12/01/24	774,208
735,000	4.000	12/01/25	853,070
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(e)
4,770,000	0.000	11/01/23	4,737,373
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	925,933
905,000	5.000	12/30/28	1,195,387
960,000	5.000	12/30/29	1,279,219
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	783,536
700,000	4.000	12/01/31	835,247
700,000	4.000	12/01/32	831,887
725,000	4.000	12/01/33	859,285

			50,789,587

Indiana – 4.7%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,101,138
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,158,780
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,580,183
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	909,880
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,206,520
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	597,802
425,000	5.000	02/01/27	469,855
700,000	5.000	02/01/28	771,470
600,000	5.000	02/01/29	659,394
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	879,418
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	531,314
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,146,150
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,122,470
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000	08/01/30	1,855,642

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
$ 1,500,000	5.000%		04/01/27	$ 1,833,570
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	780,687
500,000	5.000		07/15/31	621,280
500,000	5.000		07/15/32	617,790
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,201,720
750,000	5.000		07/15/31	900,795

				21,945,858

Iowa(a) – 1.8%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (NR/NR)(b)(c)
5,000,000	0.040		07/01/47	5,000,000
Iowa State University of Science And Technology Athletic Facilities Revenue Bonds Series 2020 (NR/Aa3)
2,825,000	3.000		07/01/31	3,201,064

				8,201,064

Kansas(a) – 1.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000		09/01/33	796,278
700,000	4.000		09/01/34	795,634
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,728,960
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,204,277
910,000	5.000		09/01/34	1,066,102
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/30	1,224,050
1,000,000	5.000		09/01/31	1,216,130

				8,031,431

Kentucky – 2.6%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,169,910
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	490,756
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,217,450
750,000	5.000	(a)	05/01/28	929,258
915,000	5.000	(a)	05/01/29	1,126,621
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	934,822
Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	1,127,720
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,167,926

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
$ 595,000	5.000%		06/01/21	$ 604,270
590,000	5.000		06/01/22	626,792
610,000	5.000		06/01/23	668,652
690,000	5.000		06/01/24	782,557
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,324,404

				12,171,138

Louisiana – 1.5%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	549,515
530,000	4.000		03/01/25	605,599
550,000	4.000		03/01/26	645,106
570,000	4.000		03/01/27	680,962
450,000	4.000	(a)	03/01/28	534,362
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	933,424
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,925,741
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,184,408

				7,059,117

Maine – 3.0%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,986,697
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,146,550
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,244,980
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	117,134
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/NR)(a)(d)
885,000	5.000		07/01/21	902,523
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,363,232
835,000	2.050		11/15/25	888,048
1,000,000	2.100		11/15/26	1,073,470
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	892,324
870,000	2.250		11/15/30	922,043
905,000	2.350		11/15/31	957,400
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	156,024
470,000	5.000		01/01/24	524,012
215,000	5.000	(a)	01/01/34	245,762
330,000	5.000	(a)	01/01/35	376,688

				13,796,887

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
$ 2,000,000	2.800%		03/01/26	$ 2,140,160

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
130,000	5.100		01/01/25	130,658
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
290,000	2.700		06/01/21	291,755
300,000	3.050		06/01/22	308,607
310,000	3.250		06/01/23	322,384

				1,053,404

Michigan – 5.4%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	838,755
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	563,846
495,000	5.000		07/01/32	621,953
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	479,568
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,708,950
1,375,000	4.000		12/01/30	1,561,299
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,033,558
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,201,819
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,834,212
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,203,680
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	900,697
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,485,731
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A2)(a)
1,590,000	4.000		12/01/36	1,775,251
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,925,682
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	538,665
1,000,000	2.866		10/01/25	1,082,860
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	423,604
470,000	2.550	(a)	04/01/28	502,444

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR) (continued)
$ 410,000	2.600	%(a)	10/01/28	$ 438,261
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,085,650
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,356,862
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	874,583
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	741,673

				25,179,603

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
340,000	1.700		07/01/26	354,637

Mississippi – 1.4%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,737,372
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	677,682
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)(a)
490,000	5.250		03/01/34	614,857
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000		11/01/29	378,591
400,000	5.000		11/01/30	502,612
500,000	5.000		11/01/31	625,905
400,000	5.000		11/01/32	498,596
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,258,267

				6,293,882

Missouri – 1.1%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000		04/01/22	528,490
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,636,191
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (NR/NR)
515,000	4.250		02/15/21	515,731
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
1,155,000	5.000		03/01/27	1,428,285

				5,108,697

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – 0.4%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
$ 1,750,000	5.000%		01/01/23	$ 1,903,668
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	36,619

				1,940,287

Nevada – 1.4%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
1,335,000	4.000		06/01/29	1,579,051
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	5,081,111

				6,660,162

New Jersey – 3.1%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	833,966
500,000	4.000		06/15/27	604,200
500,000	4.000	(a)	06/15/28	603,265
760,000	4.000	(a)	06/15/29	910,928
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
700,000	3.150		06/15/25	743,001
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(e)
1,255,000	0.000		12/15/26	1,204,022
New Jersey Transportation Trust Fund Authority Revenue Bonds (Refunding-Highway Reimbursment-Garvee NTS) Series A (A+/Baa1)(a)
1,500,000	5.000		06/15/31	1,781,700
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa1)
35,000	5.750		02/15/21	35,066
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,830,000	5.000		11/01/22	1,950,396
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,574,546
1,530,000	4.000		12/01/23	1,688,202
690,000	4.000		12/01/26	822,342
705,000	4.000		12/01/27	854,411
730,000	4.000	(a)	12/01/28	879,205

				14,485,250

New Mexico(a) – 2.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	987,686
500,000	4.000		06/01/30	581,735
1,000,000	4.000		06/01/32	1,153,300
500,000	4.000		06/01/33	574,775
The University of New Mexico Series 2001 (AA-/Aa3)(b)(c)
5,000,000	0.050		06/01/26	5,000,000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico(a) – (continued)
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
$ 1,685,000	2.250%		06/01/27	$ 1,823,305

				10,120,801

New York(a) – 0.2%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	548,740
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	253,378

				802,118

North Carolina – 0.6%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,125,000	3.200		01/01/29	1,262,340
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
420,000	3.000		06/01/21	423,280
330,000	4.000		06/01/22	344,619
350,000	4.000		06/01/23	376,943
480,000	4.000	(a)	06/01/25	516,269

				2,923,451

Ohio – 6.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	1,015,130
960,000	4.000		12/01/31	1,096,349
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	638,413
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,190,846
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	943,862
1,295,000	2.447		05/01/28	1,378,774
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	982,451
1,115,000	5.000	(a)	10/01/28	1,423,253
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	706,079
665,000	4.000		12/01/28	739,593
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (NR/NR)(a)
650,000	4.000		12/01/27	726,876
500,000	4.000		12/01/29	553,890
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	860,734
2,245,000	4.000		12/01/36	2,650,065
2,170,000	4.000		12/01/37	2,555,262
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,281,150
1,045,000	5.000		12/01/27	1,347,820

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Northeast Ohio Regional Sewer District Revenue Bonds (Refunding) Series 2019 (AA+/Aa1)(a)
$ 2,000,000	3.000%		11/15/38	$ 2,291,460
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,175,020
1,000,000	5.000		05/01/28	1,170,070
750,000	5.000		05/01/29	874,020
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,139,420
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,092,890
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	790,482

				28,623,909

Oklahoma – 1.5%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	1,008,388
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,643,260
1,795,000	4.000	(a)	12/01/30	2,191,964
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,351,060

				7,194,672

Pennsylvania – 10.9%
Avon Grove School District Chester County GO Bonds Series A (AA/NR)(a)(f)
3,410,000	3.000		11/15/34	3,850,742
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	2,004,651
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,460,960
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,243,530
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,556,730
1,790,000	4.000		02/15/23	1,914,870
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,973,348
Pennsylvania State Commonwealth GO Bonds (Refunding) Series 3 (A+/Aa3)
1,895,000	5.375		07/01/21	1,936,519
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,281,863
1,550,000	2.132		03/01/25	1,595,632

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
$ 795,000	2.100%		10/01/30	$ 834,337
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,823,610
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	353,341
400,000	2.533		12/01/27	429,412
325,000	2.583		12/01/28	348,722
350,000	2.633		12/01/29	376,131
530,000	2.733	(a)	12/01/30	560,358
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,871,530
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	589,580
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,187,980
Phoenixville Area School District GO Bonds (Refunding) Series 2020 (NR/Aa2)
1,045,000	3.000		11/15/21	1,067,050
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,351,250
Salisbury Township PA School District GO Bonds Series A (A+/NR)(a)
1,390,000	4.000		02/15/27	1,567,642
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,247,470
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	2,031,961
1,610,000	2.000		09/01/29	1,674,915
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,060,970
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,233,408
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
520,000	4.000		07/01/27	633,682
400,000	5.000	(a)	07/01/28	507,828
500,000	4.000	(a)	07/01/33	578,895
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (NR/NR)
550,000	4.000		07/01/25	638,721
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,159,720
2,205,000	4.000	(a)	11/01/29	2,474,076
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	765,967
840,000	4.000	(a)	05/15/27	995,845

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
York PA GO Bonds (Refunding) Series A (NR/NR)
$ 1,640,000	5.000%		11/15/26	$ 1,737,072

				50,920,318

Rhode Island – 1.8%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	2,064,720
1,685,000	5.000		11/01/31	2,165,208
760,000	4.000		11/01/32	910,913
980,000	4.000		11/01/33	1,170,022
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,247,140
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	963,519

				8,521,522

South Carolina – 0.5%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,159,820
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,169,420

				2,329,240

South Dakota – 1.5%
South Dakota Board of Regents Housing & Auxiliary Facilities System Series 2017 (NR/Aa3)(a)
2,000,000	5.000		04/01/30	2,512,120
1,250,000	5.000		04/01/33	1,552,000
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
445,000	2.700		05/01/25	474,192
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	839,895
825,000	5.000		09/01/24	957,841
605,000	5.000		09/01/25	728,384

				7,064,432

Tennessee – 0.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	645,240
600,000	5.000	(a)	07/01/29	752,526
500,000	5.000	(a)	07/01/30	623,495
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
530,000	3.500		07/01/27	540,998

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
$ 265,000	4.050%	01/01/38	$ 286,470

			2,848,729

Texas – 6.1%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,215,740
1,000,000	4.000	08/15/31	1,210,660
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	874,386
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000	12/01/32	573,260
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (NR/NR)(a)
540,000	4.000	12/01/30	643,280
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	875,077
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (NR/Aa2)(a)
500,000	4.000	08/01/33	585,145
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,117,795
980,000	5.000	09/01/28	1,175,432
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,463,860
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	3,030,150
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,287,720
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	944,390
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,233,700
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	357,249
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,142,450
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(e)
1,000,000	0.000	02/15/25	901,730
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,042,527
870,000	4.000	09/01/32	1,023,390
750,000	4.000	09/01/33	876,480

			28,574,421

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
$ 1,000,000	5.000%	07/01/26	$ 1,228,410
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	621,485

			1,849,895

Vermont – 0.5%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	342,519
400,000	5.000	06/15/25	470,760
400,000	5.000	06/15/26	481,604
780,000	5.000	06/15/27	953,503

			2,248,386

Washington(a) – 2.0%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(c)
1,505,000	0.040	07/01/32	1,505,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	273,617
Port of Seattle WA Revenue Bonds (Refunding-Intermediate) Series A (A+/A1)
3,000,000	5.000	08/01/29	3,194,190
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A-/A1)
900,000	3.600	06/01/26	954,108
Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,517,017
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	595,955
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	193,310
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
775,000	3.450	12/01/30	841,983

			9,075,180

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,557,916

Wisconsin(a) – 1.5%
City of Waukesha Revenue Bonds Series C (NR/NR)
2,000,000	3.000	07/01/21	2,010,440
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	615,144
765,000	4.000	03/01/31	893,566
540,000	4.000	03/01/32	627,113
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,675,382

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
$ 1,000,000	4.000%	11/15/34	$ 1,146,780

			6,968,425

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $392,181,782)			$421,792,070

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 1.2%
Healthcare-Services – 1.2%
Sutter Health (A+/A1)
$ 4,700,000	3.695%	08/15/28	$ 5,355,346
(Cost $5,055,038 )

Shares	Dividend Rate	Value

Investment Company – 8.3%
State Street Institutional US Government Money Market Fund - Premier Class
38,748,085	0.030%	$ 38,748,086
(Cost $38,748,086)

TOTAL INVESTMENTS – 100.2%
(Cost $435,984,906)	$465,895,502

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%	(703,429)

NET ASSETS – 100.0%	$465,192,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2021.

(c)	Rate shown is that which is in effect on January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 95.9%
California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$2,000,000	0.000%	07/01/27	$ 1,864,260
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000	08/01/28	2,902,068
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	2,137,104

			6,903,432

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,327,120

Illinois(b) – 2.6%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250	05/15/39	2,641,950
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900	08/01/31	3,210,630
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125	02/01/30	2,163,360
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	591,550
500,000	4.000	12/01/35	589,645
500,000	4.000	12/01/36	588,035
515,000	4.000	12/01/37	603,940

			10,389,110

Indiana(b) – 0.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,317,560

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,547,981

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	3,160,344

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,879,882
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,171,879

			5,051,761

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 85.8%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
$ 760,000	4.000%		08/15/28	$ 905,624
645,000	4.000		08/15/29	759,333
825,000	4.000		08/15/30	965,910
555,000	4.000		08/15/31	646,653
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA-/Aa2)(b)(c)
1,000,000	5.000		10/01/22	1,081,440
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000		03/01/27	2,079,100
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000		10/01/33	2,307,160
1,655,000	4.000		10/01/34	1,841,005
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000		06/01/26	793,208
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000		03/01/31	1,085,346
750,000	4.000		03/01/37	880,343
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	629,856
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000		10/01/36	1,571,117
1,735,000	4.000		10/01/38	1,920,177
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,881,119
1,850,000	4.000	(b)	10/01/30	2,217,965
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000		03/01/34	1,131,260
1,000,000	4.000		03/01/35	1,129,610
1,000,000	4.000		03/01/36	1,125,160
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000		03/01/33	1,137,060
1,000,000	4.000		03/01/34	1,131,260
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000		03/01/30	2,078,582
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,433,531
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000		10/01/42	529,860
County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	599,125
505,000	5.000		09/01/25	608,500
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(b)
3,370,000	5.000		03/01/36	3,959,851
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,286,409
1,100,000	4.000	(b)	04/01/28	1,305,458
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,660,720

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR) (continued)
$1,240,000	3.000%		10/01/26	$ 1,407,450
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,524,991
1,215,000	5.000		12/01/25	1,477,610
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,344,327
1,200,000	4.000		03/01/33	1,393,380
625,000	4.000		03/01/34	723,738
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	898,667
830,000	5.000	(b)	04/01/30	1,081,623
905,000	5.000	(b)	04/01/31	1,174,328
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,128,990
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,422,557
1,000,000	5.000		09/01/37	1,255,590
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,523,874
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,074,701
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,068,235
985,000	4.000		03/01/32	1,148,293
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
425,000	5.625		03/01/25	426,594
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,919,246
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,340,660
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,733,565
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	616,602
875,000	3.000		04/01/23	918,881
500,000	3.000		04/01/24	536,465
960,000	3.000	(b)	04/01/26	1,029,139
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	556,305
900,000	4.000		05/01/25	1,030,500
700,000	4.000	(b)	05/01/27	824,327
630,000	4.000	(b)	05/01/29	734,372
675,000	4.000	(b)	05/01/30	783,095
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	1,012,964

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b) (continued)
$ 580,000	4.000%		03/01/30	$ 689,144
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,349,260
1,000,000	5.500		03/01/36	1,345,110
Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	610,962
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(b)
475,000	3.000		04/15/28	488,846
575,000	3.250		04/15/30	592,147
550,000	3.300		04/15/31	566,187
700,000	3.375		04/15/32	720,755
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
550,000	4.000		03/01/22	571,753
525,000	4.000		03/01/23	564,349
480,000	4.000		03/01/24	532,325
100,000	3.000		03/01/27	113,529
200,000	4.000	(b)	03/01/30	240,296
165,000	4.000	(b)	03/01/31	197,484
180,000	4.000	(b)	03/01/32	214,549
200,000	4.000	(b)	03/01/33	237,302
Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,398,285
1,365,000	4.000	(b)	03/01/28	1,652,442
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(b)
1,000,000	5.000		12/01/25	1,147,130
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(b)
1,345,000	4.000		12/01/26	1,557,322
1,455,000	4.000		12/01/28	1,669,423
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(b)
595,000	4.250		12/01/23	636,882
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa2)(b)
500,000	4.350		12/01/23	516,415
820,000	4.500		12/01/24	847,716
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(b)
675,000	4.000		03/01/31	819,443
1,575,000	4.000		03/01/32	1,909,924
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,393
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,825,730
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (NR/NR)(b)(c)
1,000,000	5.500		02/15/21	1,001,930
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,128,540

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
$ 480,000	2.200%		02/15/23	$ 491,578
450,000	2.318		02/15/24	466,421
500,000	2.378		02/15/25	522,080
1,020,000	2.558		02/15/26	1,074,652
815,000	2.844		02/15/28	866,443
825,000	2.894		02/15/29	873,634
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(b)
3,285,000	3.000		03/01/35	3,647,138
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,652,741
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	3,204,743
1,370,000	5.000		03/01/29	1,760,847
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
2,130,000	5.500		09/01/29	2,194,198
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,110,348
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
760,000	5.000		09/01/31	762,728
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,259,410
1,000,000	5.000	(b)	09/01/31	1,242,290
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,114,339
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,118,685
1,055,000	4.000		03/01/29	1,247,865
500,000	4.000		03/01/30	586,635
Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(b)
1,000,000	3.000		03/01/40	1,085,010
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514		05/01/28	3,305,370
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(c)
485,000	5.000		05/01/22	514,614
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,080,740
Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(b)(d)(e)
5,000,000	0.010		12/01/33	5,000,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	750,355

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
$3,115,000	5.000%		01/01/31	$ 3,486,121
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	415,320
425,000	5.000		04/01/31	446,310
475,000	5.000		04/01/32	498,494
500,000	5.000		04/01/33	524,305
500,000	5.000		04/01/34	524,020
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,135,409
635,000	2.000		04/01/27	670,401
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000		04/01/28	888,312
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
595,000	5.000		01/01/30	692,431
775,000	5.000		01/01/31	901,426
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	409,076
1,850,000	5.250	(b)(c)	10/01/21	1,913,714
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series 2003 (AA+/Aa2)(d)(e)
8,230,000	0.020		11/15/39	8,230,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,569,182
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	697,350
640,000	5.000		10/01/26	761,824
2,030,000	5.000		10/01/27	2,465,090
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	794,345
800,000	5.000		09/01/38	936,336
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,693,376
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,918,550
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,144,430
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (NR/NR)(b)(c)
2,270,000	5.000		12/01/21	2,359,597

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
$1,375,000	5.000%		12/01/31	$ 1,581,607
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
950,000	5.000		06/01/34	1,165,023
1,100,000	5.000		06/01/37	1,332,331
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
2,000,000	5.000		04/01/21	2,015,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/33	1,409,512
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,393,475
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(b)(d)(e)
2,500,000	0.010		10/01/24	2,500,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	501,330
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
530,000	2.400		11/01/30	569,125
520,000	2.500		05/01/31	557,783
540,000	2.550		11/01/31	579,879
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
720,000	3.550		11/01/30	777,989
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
465,000	2.000		11/01/21	469,878
415,000	3.050	(b)	11/01/28	459,783
365,000	3.150	(b)	11/01/29	402,891
415,000	3.250	(b)	11/01/30	458,637
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)(c)
155,000	3.600		05/01/21	156,352
220,000	3.750		05/01/21	222,000
180,000	3.800		05/01/21	181,660
Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000		11/15/32	4,406,887
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000		04/01/26	2,927,619
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000		03/01/33	587,620
800,000	4.000		03/01/34	937,624

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(b)(d)(e)
$1,805,000	0.030%	11/01/28	$ 1,805,000
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(b)
2,445,000	3.000	03/01/30	2,807,129
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000	06/01/26	2,835,607
2,925,000	4.000	06/01/27	3,011,931
1,000,000	4.000	06/01/28	1,028,420
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)(c)
1,135,000	4.000	11/01/21	1,167,790
Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000	09/01/44	545,930
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000	03/01/30	1,070,600
1,000,000	4.000	03/01/34	1,063,750
1,500,000	4.000	03/01/35	1,593,975
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000	04/01/23	1,042,460
550,000	4.000	04/01/28	573,821
800,000	4.000	04/01/29	831,944
1,475,000	4.000	04/01/30	1,538,882
Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150	07/01/27	231,811
410,000	3.450	07/01/32	420,426
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500	07/01/28	2,845,891
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000	07/01/27	632,870
1,000,000	5.000	07/01/28	1,292,970
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000	04/01/23	3,133,830
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000	04/01/23	1,357,993
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000	04/01/21	1,006,390
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000	03/01/38	606,690
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000	08/01/31	1,492,391
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000	05/01/21	929,385
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000	07/01/27	2,845,570

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2) (continued)
$1,220,000	5.000	%(b)	07/01/28	$ 1,521,974
1,400,000	5.000	(b)	07/01/30	1,723,470
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,341,007
1,000,000	4.000	(b)	05/01/26	1,080,350
1,405,000	4.000	(b)	05/01/27	1,515,068
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,347,802
1,340,000	5.000	(b)	04/01/23	1,414,678
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(b)
470,000	4.000		11/01/34	553,369
475,000	4.000		11/01/35	557,688
815,000	4.000		11/01/36	953,900
845,000	4.000		11/01/37	986,428
920,000	4.000		11/01/38	1,071,349
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,141,090
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,002,030
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,290,673
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,155,880
2,000,000	4.000		04/01/36	2,304,700
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(b)
2,515,000	4.000		04/01/37	2,889,408
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	1,999,171
1,930,000	4.000		04/01/26	2,078,475
2,010,000	4.000		04/01/27	2,160,268
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,124,460
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,809,223
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(b)
1,280,000	5.000		07/01/23	1,356,966
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	753,450
800,000	3.000		04/01/22	826,024
800,000	3.000	(b)	04/01/23	823,544
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,285,468
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,514,990
1,390,000	5.000		04/15/26	1,638,740

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
$1,000,000	5.000%		02/15/24	$ 1,115,100
2,595,000	4.000	(b)	02/15/35	2,826,889
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(b)
1,900,000	3.000		03/15/39	2,011,321
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,171,910
1,000,000	4.000		04/01/30	1,165,640
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,968,742
1,840,000	4.000		03/01/34	2,092,190
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(b)
865,000	3.000		06/01/25	917,592
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,082,344
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	413,240
535,000	4.000		03/01/26	631,337
555,000	4.000		03/01/27	670,385
450,000	4.000	(b)	03/01/35	520,200
500,000	4.000	(b)	03/01/37	575,145
755,000	4.000	(b)	03/01/39	865,079
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(b)
500,000	3.000		03/01/36	549,335
560,000	3.000		03/01/37	613,698
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	603,895
890,000	4.000		03/01/33	1,065,998
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,337,573
1,000,000	4.000	(b)	08/01/26	1,148,540
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,851,600
2,095,000	0.000		03/01/27	1,869,662
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,743,008
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	2,009,462
1,800,000	4.000		04/01/33	1,985,202
1,800,000	4.000		04/01/34	1,981,530
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	647,078
990,000	4.000	(b)	04/01/25	1,099,642

				336,026,988

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Dakota(b) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
$2,310,000	2.600%	07/01/28	$ 2,462,114
395,000	3.150	01/01/36	419,794

			2,881,908

Ohio(b) – 0.6%
Northeast Ohio Regional Sewer District Revenue Bonds (Refunding) Series 2019 (AA+/Aa1)
2,000,000	3.000	11/15/38	2,291,460

Washington(b) – 0.7%
Port of Seattle WA Revenue Bonds (Refunding-Intermediate) Series A (A+/A1)
2,500,000	5.000	08/01/29	2,661,825

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $353,597,160)			$375,559,489

Shares	Dividend Rate	Value

Investment Company – 3.1%
State Street Institutional US Government Money Market Fund - Premier Class
12,211,704	0.030%	$ 12,211,704
(Cost $12,211,704)

TOTAL INVESTMENTS – 99.0% (Cost $365,808,864)		$387,771,193

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		3,786,166

NET ASSETS – 100.0%		$391,557,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2020.

(e)	Rate shown is that which is in effect on January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 95.3%
Alabama(a) – 0.6%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%		12/01/35	$ 1,137,140

California(b) – 2.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	624,527
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,825,200
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,232,685

				4,682,412

Illinois(a) – 0.9%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
510,000	3.500		08/01/31	557,435
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,163,610

				1,721,045

Indiana(a) – 1.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	509,863
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,270,353

				1,780,216

Kansas – 84.8%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,728,524
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	705,270
585,000	5.000		09/01/28	751,374
415,000	5.000	(a)	09/01/29	527,581
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	926,248
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,004,913
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,198,260
500,000	4.000		09/01/31	590,605
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,627,707
1,305,000	4.000	(a)	09/01/28	1,559,971

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
$1,000,000	5.250%		09/01/24	$ 1,162,130
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	718,732
600,000	4.000		12/01/29	719,982
650,000	4.000		12/01/30	776,704
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	793,883
740,000	4.000	(a)	09/01/28	885,625
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
300,000	3.000		09/01/21	304,836
305,000	3.000		09/01/22	318,072
525,000	3.000		09/01/23	560,690
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,431,792
1,000,000	3.000		11/01/30	1,132,670
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,136,720
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	609,585
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	557,043
350,000	3.000		10/01/28	391,104
300,000	3.000		10/01/29	333,327
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	647,722
445,000	3.000		08/01/28	509,485
525,000	3.000		08/01/29	595,135
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,096,140
City of Wichita KS GO Bonds (Refunding & Improvement) Series 2020-32 (NR/NR)
3,000,000	3.500		10/15/21	3,071,910
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,730,962
1,000,000	5.000		08/01/44	1,209,360
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	415,271
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,263,308
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,776,605
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,997,715
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,168,390
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	443,931
310,000	5.000		12/01/37	366,575

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
$ 865,000	3.661%		09/01/32	$ 960,202
Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	1,020,780
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,204,380
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,250,880
1,000,000	3.500	(a)	09/01/30	1,121,410
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,174,530
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,380,480
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,050,620
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,590,049
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,684,590
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	513,830
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,178,230
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,180,930
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	743,469
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,135,010
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (NR/NR)(a)(c)
825,000	5.500		09/01/21	850,550
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	614,490
600,000	5.000		09/01/34	614,418
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
500,000	4.000		04/01/21	503,045
700,000	4.000		04/01/22	730,149
945,000	4.000		04/01/23	1,017,973
545,000	4.000		04/01/24	605,408
1,000,000	4.000		04/01/25	1,141,410
350,000	4.000		04/01/26	410,333
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450		04/01/27	644,555

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
$2,770,000	5.000%	11/15/32	$ 2,924,400
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000	05/01/31	2,033,844
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,014,530
790,000	5.250	06/01/42	799,433
Kansas Economic Development Authority Revenue Bonds Series 2020-T (A+/A1)
4,000,000	5.000	12/01/21	4,159,240
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,508,862
1,110,000	5.000	09/01/34	1,320,634
Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a)(d)(e)
7,230,000	0.010	03/01/41	7,230,000
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	2,064,337
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,178,880
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,087,750
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,534,569
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series II (NR/NR)
2,770,000	4.000	05/01/21	2,796,287
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,353,940
500,000	4.000	09/01/38	566,210
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000	09/01/22	529,970
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,178,880
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,241,593
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000	09/01/38	554,070
250,000	3.000	09/01/39	276,275
380,000	3.000	09/01/40	418,730
400,000	3.000	09/01/41	439,176
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,643,946
1,180,000	3.000	09/01/28	1,245,797

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
$1,930,000	4.000%		09/01/26	$ 2,036,729
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	194,874
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	2,015,470
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000		09/01/28	1,097,928
965,000	5.000		09/01/29	1,147,433
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,266,600
1,000,000	4.000		10/01/31	1,281,810
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000		11/01/32	1,068,469
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	899,184
1,500,000	4.000		09/01/26	1,683,030
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,664,457
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,531,582
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	337,989
715,000	4.000	(a)	09/01/29	866,001
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,077,370
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,191,860
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)
700,000	4.000		09/01/30	798,133
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	552,992
1,000,000	4.000		09/01/31	1,134,260
1,065,000	5.000		09/01/32	1,261,301
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	454,919
450,000	3.000		09/01/23	480,591
490,000	3.000		09/01/25	546,781
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	706,434
650,000	4.000		09/01/30	760,727
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,935,800

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
$ 910,000	4.000%		09/01/27	$ 1,046,145
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,287,420
1,250,000	5.000	(a)	09/01/32	1,564,500
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,955,430
1,930,000	5.000	(a)	09/01/48	2,397,311
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	476,183
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	725,458
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	1,074,063
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,205,660
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	469,394
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,865,542
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	565,184
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,158,970
1,000,000	4.250		09/01/39	1,094,910
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,078,660
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500		09/01/26	639,635

				156,766,120

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
30,000	5.300		01/01/30	30,227

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900		06/01/28	1,837,078

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000		07/01/35	1,098,690

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
$1,000,000	4.000%	12/01/42	$ 1,096,620

Texas(a) – 1.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,205,030
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,269,817

			2,474,847

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	719,098
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	533,240

			1,252,338

Washington(a) – 0.6%
Port of Seattle WA Revenue Bonds (Refunding-Intermediate) Series A (A+/A1)
1,000,000	5.000	08/01/29	1,064,730

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,146,780

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $164,927,131)			$176,088,243

Shares	Dividend Rate	Value

Investment Company – 3.7%
State Street Institutional US Government Money Market Fund - Premier Class
6,890,501	0.030%	$ 6,890,501
(Cost $6,890,501)

TOTAL INVESTMENTS – 99.0% (Cost $171,817,632)		$182,978,744

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,827,258

NET ASSETS – 100.0%		$184,806,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2021.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs     are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2021:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$216,636,110	$ —	$—
Exchange Traded Fund	544,271	—	—
Investment Company	215,653	—	—
Total	$217,396,034	$ —	$—

VALUE FUND Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$263,541,440	$ —	$—
Exchange Traded Fund	10,158,000	—	—
Investment Company	3,807,084	—	—
Total	$277,506,524	$ —	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$319,364,185	$ —	$—
Exchange Traded Fund	2,923,102	—	—
Investment Company	906,302	—	—
Total	$323,193,589	$ —	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$ 1,092,187	$ 621,910,358	$—
Mortgage-Backed Obligations	—	142,706,397	—
Asset-Backed Securities	—	203,195,995	—
Municipal Bond Obligations	—	117,754,648	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	107,685,554	31,606,946	—
Investment Company	56,344,227	—	—
Total	$165,121,968	$1,117,174,344	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$ —	$ 1,022,548	$—
Mortgage-Backed Obligations	—	35,532,766	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	18,375,882	10,150,743	—
Total	$ 18,375,882	$ 46,706,057	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$ —	$ 421,792,070	$ —
Corporate Obligations	—	5,355,346	—
Investment Company	38,748,086	—	—
Total	$ 38,748,086	$ 427,147,416	$ —

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$ —	$ 375,559,489	$ —
Investment Company	12,211,704	—	—
Total	$ 12,211,704	$ 375,559,489	$ —

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$ —	$ 176,088,243	$ —
Investment Company	6,890,501	—	—
Total	$ 6,890,501	$ 176,088,243	$ —

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. Changing interest rates may have unpredictable effects on the markets and on a Fund’s investments. Recent and any future declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.

On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Such announcement indicates that the continuation of LIBOR on the current basis cannot and will not be guaranteed after 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk – The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.